As filed with the Securities and Exchange Commission on April 16, 2001.
                                                   1933 Act File No:  333-86933
                                                   1940 Act File No:  811-09577

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No.                                  [ ]
                                            ----
         Post-Effective Amendment No.         2                       [X]
                                            ----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.       3                                        [X]
                            ---

                            JNLNY Separate Account II
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

               Jackson National Life Insurance Company of New York
--------------------------------------------------------------------------------
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                 (888) 367-5651
--------------------------------------------------------------------------------

With a copy to:
         Patrick W. Garcy
         Asst. Vice Pres. &
         Assoc. General Counsel             Joan E. Boros, Esq.
         Jackson National Life              Jorden Burt LLP
           Insurance Company                1025 Thomas Jefferson St. NW
         1 Corporate Way                    Washington DC  20007-5201
         Lansing, MI  48951
                     (Name and Address of Agent for Service)
--------------------------------------------------------------------------------

It is  proposed   that  this   filing  will  become   effective

         immediately upon filing pursuant to paragraph (b)
----
  X      on May 1, 2001 pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----
If appropriate, check the following box:

         This  post-effective  amendment  designates a new effective  date for a
----     previously filed post-effective amendment.

Title of Securities Being Registered:
         Variable Portion of Individual Deferred Variable Annuity Contracts

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                            JNLNY SEPARATE ACCOUNT II
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

                                                  Caption in Prospectus or
                                                  Statement of Additional
                                                  Information relating to
N-4 Item                                          each Item
--------                                          ------------------------------

Part A.  Information Required in a Prospectus     Prospectus
-------  ------------------------------------     ----------

1.    Cover Page                                  Cover Page

2.    Definitions                                 Not Applicable

3.    Synopsis                                    Key Facts; Fee Tables

4.    Condensed Financial Information             Appendix A

5.    General Description of Registrant,          The Company; The
      Depositor and Portfolio Companies           Separate Account;
                                                  Investment Portfolios

6.    Deductions                                  Contract Charges

7.    General Description of Variable             The Annuity Contract;
      Annuity Contracts                           Purchases; Transfers;
                                                  Access To Your Money;
                                                  Income Payments (The
                                                  Income Phase); Death
                                                  Benefit; Other
                                                  Information

8.    Annuity Period                              Income Payments (The
                                                  Income Phase)

9.    Death Benefit                               Death Benefit

10.   Purchases and Contract Value                Contract Charges; Purchases

11.   Redemptions                                 Key Facts; Access To Your
                                                  Money

12.   Taxes                                       Taxes

13.   Legal Proceedings                           Other Information

14.   Table of Contents of the Statement of       Table of Contents of the
      Additional Information                      Statement of Additional
                                                  Information


         Information Required in a Statement of   Statement of
Part B.  Additional Information                   Additional Information
-------  ----------------------                   ----------------------

15.   Cover Page                                  Cover Page

16.   Table of Contents                           Table of Contents

17.   General Information and History             General Information
                                                  and History

18.   Services                                    Services

19.   Purchase of Securities Being Offered        Purchase of Securities
                                                  Being Offered

20.   Underwriters                                Underwriters

21.   Calculation of Performance Data             Calculation of
                                                  Performance

22.   Annuity Payments                            Income Payments; Net
                                                  Investment Factor

23.   Financial Statements                        Financial Statements

Part C.
-------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

                              PERSPECTIVE ADVISORS
                           FIXED AND VARIABLE ANNUITY

                                    Issued by
             Jackson National Life Insurance Company of New York and

                            JNLNY Separate Account II



Individual and group, single premium deferred annuity


        o 2 guaranteed fixed accounts that offer a minimum interest rate that is guaranteed by Jackson National Life Insurance Company of New York (Jackson National NY) (the "guaranteed fixed accounts").


        o Investment divisions which purchase shares of the following series of mutual funds:

JNL Series Trust
       JNL/Alliance Growth Series
       JNL/J.P. Morgan International & Emerging Markets Series

       JNL/Janus Aggressive Growth Series
       JNL/Janus Growth & Income Series
       JNL/Oppenheimer Global Growth Series
       JNL/Oppenheimer Growth Series
       JNL/PIMCO Total Return Bond Series
       JNL/Putnam Growth Series
       JNL/Putnam International Equity Series
       JNL/Putnam Midcap Growth Series
       JNL/Putnam Value Equity Series
       JNL/S&P Conservative Growth Series II
       JNL/S&P Moderate Growth Series II
       JNL/S&P Aggressive Growth Series II
       JNL/S&P Very Aggressive Growth Series II
       JNL/S&P Equity Growth Series II
       JNL/S&P Equity Aggressive Growth Series II
       Lazard/JNL Mid Cap Value Series
       Lazard/JNL Small Cap Value Series
       PPM America/JNL Money Market Series
       Salomon Brothers/JNL Balanced Series
       Salomon Brothers/JNL Global Bond Series
       Salomon Brothers/JNL High Yield Bond Series
       T. Rowe Price/JNL Mid-Cap Growth Series


Please read this prospectus before you purchase a Perspective Advisers Fixed and Variable Annuity. It contains important information about the contract that you ought to know before investing. You should keep this prospectus on file for future reference.

To learn more about the Perspective Advisers Fixed and Variable Annuity contract, you can obtain a free copy of the Statement of Additional Information
(SAI) dated May 1, 2001, by calling Jackson National NY at (800) 599-5651 or by writing Jackson National NY at: Annuity Service Center, P.O. Box 0809, Denver, Colorado 80263-0809. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.


The SEC has not approved or disapproved the Perspective Advisors Fixed and Variable Annuity or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise.


              NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE

                                   May 1, 2001

"JNL(R)", "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

                                TABLE OF CONTENTS


Key Facts...........................................................  1

Fee Table...........................................................  3

The Annuity Contract................................................  6

The Company.........................................................  6

The Guaranteed Fixed Accounts.......................................  6

The Separate Account................................................  7

Investment Divisions................................................  7

Contract Charges....................................................  9

Purchase............................................................ 10

Allocations of Premium.............................................. 10

Transfers........................................................... 11

Access to Your Money................................................ 11

Income Payments (The Income Phase).................................. 12

Death Benefit....................................................... 13

Taxes............................................................... 14

Other Information................................................... 15

Table of Contents of the Statement of Additional
Information......................................................... 18

Appendix A..........................................................A-1

                 (This page has been intentionally left blank.)

                                    KEY FACTS

--------------------------------------------------------------------------------
Annuity Service Center:            1 (800) 599-5651
--------------------------------------------------------------------------------

         Mail Address:             P.O. Box 0809, Denver, Colorado  80263-0809

         Delivery Address:         8055 East Tufts Avenue, Second Floor, Denver,

                                   Colorado  80237
--------------------------------------------------------------------------------
Institutional Marketing
  Group Service Center:            1 (800) 777-7779
--------------------------------------------------------------------------------

         Mail Address:             P.O. Box 30386, Lansing, Michigan  48909-9692

         Delivery Address:         1 Corporate Way, Lansing, Michigan  48951
                                   Attn:  IMG

         Home Office:              2900 Westchester Avenue
                                   Purchase, New York 10577

--------------------------------------------------------------------------------

The Annuity Contract               The single premium fixed and variable annuity
                                   contract offered by Jackson National NY
                                   provides a means for allocating on a
                                   tax-deferred basis to the guaranteed
                                   fixed accounts of Jackson National NY and the investment divisions (the "Allocation
                                   Options"). The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.

--------------------------------------------------------------------------------

Allocation Options                 You can put money into any of the Allocation
                                   Options but you may not put your money in more than eighteen of the variable options plus the guaranteed fixed accounts during the life of your contract.

--------------------------------------------------------------------------------

Expenses The contract has insurance features and investment features, and there are costs related to each.


                                   Jackson National NY makes a deduction for its insurance charges that is equal to 1.50% of the daily value of the contracts invested in the investment divisions. This charge does not apply to the guaranteed fixed accounts. During the accumulation phase, Jackson National NY deducts a $30 annual contract maintenance charge from your contract.

                                   There are also investment charges which are
                                   expected to range, on an annual basis, from
                                   .20% to 1.22% of the average daily value of
                                   the Series, depending on the Series.
--------------------------------------------------------------------------------

Purchase                           You can buy a contract for $25,000 or more.
                                   You cannot add subsequent premiums to your
                                   contract
--------------------------------------------------------------------------------
Access to Your Money               You can take money out of your contract
                                   during the accumulation phase. You may have
                                   to pay income tax and a tax penalty on any
                                   money you take out.
--------------------------------------------------------------------------------

Income Payments                    You may choose to receive regular income from
                                   your annuity. During the income phase, you have the same variable allocation options you had during the accumulation phase.

--------------------------------------------------------------------------------
Death Benefit                      If you die before moving to the income phase,
                                   the person you have chosen as your
                                   beneficiary will receive a death benefit.
--------------------------------------------------------------------------------

Free Look                          You may return your contract to the selling
                                   agent or to Jackson National NY within twenty days after receiving it. Jackson National NY will return the contract value in the investment divisions plus any fees and expenses deducted from the premium allocated to the investment divisions plus the full amount of premium you allocated to the guaranteed fixed accounts. We will determine the contract value in the investment divisions as of the date you mail the contract to us or the date you return it to the selling agent. Jackson National NY will return premium payments where required by law.

--------------------------------------------------------------------------------

Taxes Under the Internal Revenue Code you generally will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your contract is non-qualified or purchased as part of a qualified plan.
--------------------------------------------------------------------------------

                                    FEE TABLE

Owner Transaction Expenses1

         Withdrawal Charge:
         None

         Transfer Fee:
         $25 for each transfer in excess of 15 in a contract year

         Contract Maintenance Charge:
         $30 per contract per year

Separate Account Annual Expenses (as a percentage of average account value)
         Mortality and Expense Risk Charges                      1.35%
         Administration Charge                                    .15%
                                                                ---------
         Total Separate Account Annual Expenses                  1.50%

Series Annual Expenses

(as a percentage of Series' average net assets)

                                                                                     Total
                                                                     Management    Estimated
                                                                       and        Distribution
                                                                   Administrative   (12b-1)        Other            Series
                                                                       Fee           Fees*        Expenses      Annual Expenses
-------------------------------------------------------------------------------- -------------- -------------- -----------------

JNL/Alliance Growth Series                                            .87%            .02%              0%            .89%
JNL/J.P. Morgan International & Emerging Markets Series              1.07%            .03%              0%           1.10%
JNL/Janus Aggressive Growth Series                                    .98%            .01%              0%            .99%
JNL/Janus Global Equities Series**                                   1.03%            .02%              0%           1.05%
JNL/Janus Growth & Income Series                                     1.04%            .04%              0%           1.08%
JNL/Oppenheimer Global Growth Series                                 1.05%            .01%+             0%           1.06%
JNL/Oppenheimer Global Series                                        1.00%            .01%+             0%           1.01%
JNL/PIMCO Total Return Bond Series                                    .80%            .01%+             0%            .81%
JNL/Putnam Growth Series                                              .94%            .01%              0%            .95%
JNL/Putnam International Equity Series                               1.17%            .05%              0%           1.22%
JNL/Putnam Midcap Growth Series                                      1.05%            .08%              0%           1.13%
JNL/Putnam Value Equity Series                                        .96%            .02%              0%            .98%
JNL/S&P Conservative Growth Series II***                              .20%              0%              0%            .20%
JNL/S&P Moderate Growth Series II***                                  .20%              0%              0%            .20%
JNL/S&P Aggressive Growth Series II***                                .20%              0%              0%            .20%
JNL/S&P Very Aggressive Growth Series II***                           .20%              0%              0%            .20%
JNL/S&P Equity Growth Series II***                                    .20%              0%              0%            .20%
JNL/S&P Equity Aggressive Growth Series II***                         .20%              0%              0%            .20%
Lazard/JNL Mid Cap Value Series                                      1.07%            .05%              0%           1.12%
Lazard/JNL Small Cap Value Series                                    1.15%            .03%              0%           1.18%
PPM America/JNL Money Market Series                                   .70%              0%              0%            .70%
Salomon Brothers/JNL Balanced Series                                  .90%            .01%              0%            .91%
Salomon Brothers/JNL Global Bond Series                               .95%            .01%+             0%            .96%
Salomon Brothers/JNL High Yield Bond Series                           .90%            .01%+             0%            .91%
T. Rowe Price/JNL Mid-Cap Growth Series                               1.02%           .01%+             0%           1.03%
---------------------------------------------------------------------------------------------------------------------------


Certain Series pay Jackson National Asset Management, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the Trust by Jackson National Asset Management, LLC. The JNL/Oppenheimer Global Growth Series pays an Administrative Fee of .15%. The JNL/S&P Series do not pay an Administrative Fee. The Total Series Annual Expenses reflect the inclusion of the Administrative Fee.

+ The Adviser anticipates that the 12b-1 fee will be less than .01%.

* The Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The 12b-1 fee is only paid to the extent that the commission is recaptured. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

** The JNL/Janus Global Equities Series (the "Series") is not available as an investment option. However, the Series is available as an underlying series of the JNL/S&P Conservative Growth Series II, the JNL/S&P Moderate Growth Series II, the JNL/S&P Aggressive Growth Series II, the JNL/S&P Very Aggressive Growth Series II, the JNL/S&P Equity Growth Series II and the JNL/S&P Equity Aggressive Growth Series II.

*** Underlying Series Expenses. The expenses shown above are the annual operating expenses for the JNL/S&P Series. Because the JNL/S&P Series invest in other Series of the JNL Series Trust, the JNL/S&P Series will indirectly bear their pro rata share of fees and expenses of the underlying Series in addition to the expenses shown.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying Series) could range from .90% to 1.42% (this range reflects an investment in the Series with the lowest and highest Total Series Annual Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying Series. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying Series. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying Series. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying Series in which it invests. The actual expenses may be greater or less than those shown.

JNL/S&P Conservative Growth Series II.............................    0.914%
JNL/S&P Moderate Growth Series II.................................    0.933%
JNL/S&P Aggressive Growth Series II...............................    0.948%
JNL/S&P Very Aggressive Growth Series II..........................    0.961%
JNL/S&P Equity Growth Series II...................................    0.965%
JNL/S&P Equity Aggressive Growth Series II........................    0.969%





Examples. You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.

                                                                                             Time Periods
---------------------------------------------------------------------------- ---------- --------- --------- -----------
                                                                                  1         3         5          10
                                                                                year      years     years      years
---------------------------------------------------------------------------- ---------- --------- --------- -----------


JNL/Alliance Growth Division                                                  $   24    $   75    $   128   $  273
JNL/J.P. Morgan International & Emerging Markets Division                         26        81        138      293
JNL/Janus Aggressive Growth Division                                              25        78        133      283
JNL/Janus Global Equities Series *                                                26        79        136      289
JNL/Janus Growth & Income Division                                                26        80        137      291
JNL/Oppenheimer Global Growth Series                                              26        80        136      290
JNL/Oppenheimer Growth Series                                                     25        78        134      285
JNL/PIMCO Total Return Bond Division                                              23        72        124      265
JNL/Putnam Growth Division                                                        25        76        131      279
JNL/Putnam International Equity Division                                          28        84        144      305
JNL/Putnam Midcap Growth Division                                                 27        82        140      296
JNL/Putnam Value Equity Division                                                  25        77        132      282
JNL/S&P Conservative Growth Division II                                           17        54         92      201
JNL/S&P Moderate Growth Division II                                               17        54         92      201
JNL/S&P Aggressive Growth Division II                                             17        54         92      201
JNL/S&P Very Aggressive Growth Division II                                        17        54         92      201
JNL/S&P Equity Growth Division II                                                 17        54         92      201
JNL/S&P Equity Aggressive Growth Division II                                      17        54         92      201
Lazard/JNL Mid Cap Value Division                                                 27        81        139      295
Lazard/JNL Small Cap Value Division                                               27        83        142      301
PPM America/JNL Money Market Division                                             22        69        118      253
Salomon Brothers/JNL Balanced Division                                            24        75        129      275
Salomon Brothers/JNL Global Bond Division                                         25        77        131      280
Salomon Brothers/JNL High Yield Bond Division                                     24        75        129      275
T. Rowe Price/JNL Mid-Cap Growth Division                                         26        79        137      287

                                                                              ---------- --------- --------- -----------


* The JNL/Janus Global Equities Series (the "Series") is not available as an investment option. However, the Series is available as an underlying series of the JNL/S&P Conservative Growth Series II, the JNL/S&P Moderate Growth Series II, the JNL/S&P Aggressive Growth Series II, the JNL/S&P Very Aggressive Growth Series II, the JNL/S&P Equity Growth Series II and the JNL/S&P Equity Aggressive Growth Series II.

Explanation of Fee Table and Examples. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Fee Table reflects the expenses of the separate account and the Series. Premium taxes may also apply.


The Examples reflect the contract maintenance charge which is determined by dividing the total amount of such charges expected to be collected during the year by the total estimated average net assets of the investment divisions.

The Examples do not represent past or future expenses. The actual expenses that you incur may be greater or less than those shown.


Financial Statements. An accumulation unit value history is contained in Appendix A.


You can find the following financial statements in the SAI:

        o the financial statements of the Separate Account for the year ended December 31, 2000 the financial statements of Jackson National NY for the year ended December 31, 2000

The Separate Account's financial statements for the year ended December 31, 2000 and the statements of Jackson National for the year ended December 31, 2000 have been audited by KPMG LLP, independent accountants.

                              THE ANNUITY CONTRACT


The fixed and variable annuity contract offered by Jackson National NY is a contract between you, the owner, and Jackson National NY, an insurance company. The contract provides a means for allocating on a tax-deferred basis to guaranteed fixed accounts and investment divisions. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase, and (2) the income phase. Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified contract or a tax-qualified contract will be taxable except to the extent that they represent a partial repayment of the investment in the contract.

The contract offers guaranteed fixed accounts. The guaranteed fixed accounts each offer a minimum interest rate that is guaranteed by Jackson National NY for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson National NY. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed fixed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed fixed accounts, your payments will remain level throughout the entire income phase.

The contract also offers investment divisions. The investment divisions are designed to offer the potential for a higher return than the guaranteed fixed accounts. However, this is not guaranteed. It is possible for you to lose your money. If you put money in the investment divisions, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of the investment divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the investment divisions you choose for the income phase.


The owner (or the joint owners) can exercise all the rights under the contract. You can assign the contract at any time before the income date but Jackson National NY will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.


The contracts described in this prospectus are single premium deferred annuities and may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout the prospectus to "contract(s)" shall also mean "certificate(s)."

                                   THE COMPANY

Jackson National NY is a stock life insurance company organized under the laws of the state of New York in July 1995. Its legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. Jackson National NY is admitted to conduct life insurance and annuity business in the states of New York and Michigan. Jackson National NY is ultimately a wholly-owned subsidiary of Prudential plc (London, England).

Jackson National NY has responsibility for administration of the contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each contract owner and the number and type of contracts issued to each contract owner, and records with respect to the value of each contract.


                          THE GUARANTEED FIXED ACCOUNTS

If you select a guaranteed fixed account, your money will be placed with Jackson National NY's other assets. The guaranteed fixed accounts are not registered with the SEC and the SEC does not review the information we provide to you about the guaranteed fixed accounts. Your contract contains a more complete description of the guaranteed fixed accounts.

                              THE SEPARATE ACCOUNT

The JNLNY Separate Account II was established by Jackson National NY on November 10, 1998, pursuant to the provisions of New York law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the separate account legally belong to Jackson National NY and the obligations under the contracts are obligations of Jackson National NY. However, the contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National NY may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the contracts and not against any other contracts Jackson National NY may issue.

The separate account is divided into investment divisions. Jackson National NY does not guarantee the investment performance of the separate account or the investment divisions.

                              INVESTMENT DIVISIONS


You can put money in any or all of the investment divisions; however, you may not allocate your money to more than eighteen Allocation Options during the life of your contract. The investment divisions purchase shares of the following Series of mutual funds:


JNL Series Trust
       JNL/Alliance Growth Series

       JNL/J.P. Morgan International & Emerging Markets Series
       JNL/Janus Aggressive Growth Series
       JNL/Janus Growth & Income Series
       JNL/Oppenheimer Global Growth Series
       JNL/Oppenheimer Growth Series
       JNL/PIMCO Total Return Bond Series
       JNL/Putnam Growth Series
       JNL/Putnam International Equity Series
       JNL/Putnam Midcap Growth Series
       JNL/Putnam Value Equity Series
       JNL/S&P Conservative Growth Series II
       JNL/S&P Moderate Growth Series II
       JNL/S&P Aggressive Growth Series II
       JNL/S&P Very Aggressive Growth Series II
       JNL/S&P Equity Growth Series II
       JNL/S&P Equity Aggressive Growth Series II
       Lazard/JNL Small Cap Value Series
       Lazard/JNL Mid Cap Value Series
       PPM America/JNL Money Market Series
       Salomon Brothers/JNL Balanced Series
       Salomon Brothers/JNL Global Bond Series
       Salomon Brothers/JNL High Yield Bond Series
       T. Rowe Price/JNL Mid-Cap Growth Series

The Series are described in the attached prospectus for the JNL Series Trust. Jackson National Asset Management, LLC serves as investment adviser for all of the Series. The sub-adviser for each Series is listed in the following table:


--------------------------------------------------------------------------------

Sub-Adviser                             Series
--------------------------------------------------------------------------------
Alliance Capital                        JNL/Alliance Growth Series
Management L.P.
--------------------------------------------------------------------------------
J.P. Morgan Investment                  JNL/J.P. Morgan International & Emerging
 Management Inc.                             Markets Series
--------------------------------------------------------------------------------
Janus Capital Corporation               JNL/Janus Aggressive Growth Series
                                        JNL/Janus Global Equities Series2
                                        JNL/Janus Growth & Income Series
--------------------------------------------------------------------------------
OppenheimerFunds, Inc                   JNL/Oppenheimer Global Growth Series
                                        JNL/Oppenheimer Growth Series
--------------------------------------------------------------------------------
Pacific Investment                      JNL/PIMCO Total Return Bond Series
Management Company
--------------------------------------------------------------------------------
Putnam Investment                       JNL/Putnam Growth Series
Management, Inc.                        JNL/Putnam International Equity Series
                                        JNL/Putnam Midcap Growth Series
                                        JNL/Putnam Value Equity Series
--------------------------------------------------------------------------------
Standard & Poor's Investment            JNL/S&P Conservative Growth Series II
 Advisory Services, Inc.                JNL/S&P Moderate Growth Series II
                                        JNL/S&P Aggressive Growth Series II
                                        JNL/S&P Very Aggressive Growth Series II
                                        JNL/S&P Equity Growth Series II
                                        JNL/S&P Equity Aggressive Growth
                                              Series II
--------------------------------------------------------------------------------
Lazard Asset Management                 Lazard/JNL Small Cap Value Series
                                        Lazard/JNL Mid Cap Value Series
--------------------------------------------------------------------------------
PPM America, Inc.                       PPM America/JNL Money Market Series
--------------------------------------------------------------------------------
Salomon Brothers                        Salomon Brothers/JNL Balanced Series
Asset Management Inc                    Salomon Brothers/JNL Global Bond Series
                                        Salomon Brothers/JNL High Yield Bond
                                             Series
--------------------------------------------------------------------------------
T. Rowe Price Associates, Inc.          T. Rowe Price/JNL Mid-Cap Growth Series
--------------------------------------------------------------------------------

The investment objectives and policies of certain of the Series are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Series may be higher or lower than the result of such other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A Series' performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Series with a small asset base. A Series may not experience similar performance as its assets grow.

Depending on market conditions, you can make or lose money in any of the investment divisions that invest in the Series. You should read the prospectus for the JNL Series Trust carefully before investing. Additional Series and investment divisions may be available in the future.

Voting Rights. To the extent required by law, Jackson National NY will obtain from you and other owners of the contracts instructions as to how to vote when the Series solicits proxies in conjunction with a vote of shareholders. When Jackson National NY receives instructions, we will vote all the shares Jackson National NY owns in proportion to those instructions.

Substitution. Jackson National NY may be required to, or determine in its sole discretion to, substitute adifferent mutual fund for the one the investment division is currently invested in. We will not do this without any required approval of the SEC and the New York Insurance Department. Jackson National NY will give you notice of such transactions.


                                CONTRACT CHARGES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:


Insurance Charges. Each day Jackson National NY makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.50% of the daily value of the contracts invested in an investment division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts.


This charge is for the mortality risks, expense risks and administrative expenses assumed by Jackson National NY. The mortality risks that Jackson National NY assumes arise from its obligations under the contracts:

        o to make income payments for the life of the annuitant during the income phase; and

        o to provide a death benefit prior to the income date.

The expense risk that Jackson National NY assumes is the risk that our actual cost of administering the contracts and the investment divisions will exceed the amount that we receive from the administration charge and the contract maintenance charge.

Contract Maintenance Charge. During the accumulation phase, Jackson National NY deducts a $30 annual contract maintenance charge on each anniversary of the date on which your contract was issued. If you make a complete withdrawal from your contract, the full contract maintenance charge will also be deducted. This charge is for administrative expenses.

Currently, Jackson National NY will not deduct this charge, if when the deduction is to be made, the value of your contract is $50,000 or more. Jackson National NY may discontinue this practice at any time.

Transfer Fee. A transfer fee of $25 will apply to transfers in excess of 15 in a contract year. Jackson National NY may waive the transfer fee in connection with pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.

Other Expenses. Jackson National NY pays the operating expenses of the Separate Account.


There are deductions from and expenses paid out of the assets of the Series. These expenses are described in the attached prospectus for the JNL Series Trust.


Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National NY is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state. New York does not currently impose a premium tax on annuity premiums.


Income Taxes. Jackson National NY reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the investment division. No federal income taxes are applicable under present law, and we are not making any such deduction.


Distribution of Contracts. Jackson National Life Distributors, Inc., located at 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401, serves as the distributor of the contracts. Jackson National Life Distributors, Inc. and Jackson National NY are wholly-owned subsidiaries of Jackson National Life Insurance Company.


Commissions will be paid to broker-dealers who sell the contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Under certain circumstances, Jackson National NY may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. Jackson National NY may under certain circumstances where permitted by applicable law, pay a bonus to a contract purchaser to the extent the broker-dealer waives its commission. Jackson National NY may use any of its corporate assets to cover the cost of distribution, including any profit from the contract insurance charges. Jackson National is affiliated with the following broker-dealers: National Planning Corporation, SII Investments, Inc., IFC Holdings, Inc. D/B/A Invest Financial Corporation and Investment Centers of America, Inc.



                                    PURCHASE

Minimum Premium:

The contract is a single premium contract, which means that you cannot add additional premiums to this contract after the first premium payment. The minimum premium must be at least $25,000.

The maximum premium we accept without our prior approval is $1 million.


The minimum that you may allocate to a guaranteed fixed account or investment division is $100. There is a $100 minimum balance requirement for each guaranteed fixed account and investment division.

Allocations of Premium. When you purchase a contract, Jackson National NY will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%.

There may be more than eighteen Allocation Options available under the contract; however, you may not allocate your money to more than eighteen Allocation Options during the life of your contract.


Jackson National NY will issue your contract and allocate your first premium within 2 business days after we receive your first premium and all information required by us for purchase of a contract. If we do not receive all of the required information, we will contact you to get the necessary information. If for some reason Jackson National NY is unable to complete this process within 5 business days, we will either return your money or get your permission to keep it until we receive all of the required information.

The Jackson National NY business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.


Capital Protection Program. Jackson National offers a Capital Protection program that a policy owner may request. Under this program, Jackson National will allocate part of the premium to the guaranteed fixed account you select so that such part, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1, 3, 5, or 7 years, the total premium paid. The rest of the premium will be allocated to the investment divisions based on your allocation. If any part of the Fixed Account Value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.

For an example of Capital Protection, assume Jackson National receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson National will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the investment divisions you select.


Accumulation Units. The contract value allocated to the investment divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your contract, Jackson National NY uses a unit of measure called an accumulation unit. During the income phase it is called an annuity unit.

Every business day Jackson National NY determines the value of an accumulation unit for each of the investment divisions. This is done by:


       1. determining the total amount of assets held in the particular investment division;


       2. subtracting any insurance charges and any other charges, such as taxes;

       3.  dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from business day to business day.

When you make a premium payment, Jackson National NY credits your contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National NY's business day by dividing the amount of the premium allocated to any investment division by the value of the accumulation unit for that investment division.

                                    TRANSFERS


You can transfer money among the Allocation Options during the accumulation phase, subject to certain terms and conditions. During the income phase, you can transfer money between investment divisions.

You can make 15 transfers every year during the accumulation phase without charge. If the remaining value in a guaranteed fixed account or investment division would be less than $100 after a transfer, you must transfer the entire value or you may not make the transfer.


Telephone Transactions. You may make transfers by telephone, unless you elect not to have this privilege. When authorizing a transfer, you must complete your telephone call by the close of Jackson National NY's business day (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment division.

Jackson National NY has procedures which are designed to provide reasonable assurance that telephone authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications. Jackson National NY and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer which was not properly authorized by you. However, if Jackson National NY fails to employ reasonable procedures to ensure that all telephone transfers are properly authorized, we may be held liable for such losses. Jackson National NY reserves the right to modify or discontinue at any time and without notice the acceptance of instructions from someone other than you and/or the telephone transfer privilege.

                              ACCESS TO YOUR MONEY

You can have access to the money in your contract:

        o by making either a partial or complete withdrawal, or

        o by electing to receive income payments.

Your beneficiary can have access to the money in your contract when a death benefit is paid.

When you make a complete withdrawal you will receive:

     1.  the value of the contract on the day you made the withdrawal;

     2.  less any premium tax; and

     3.  less any contract maintenance charge.


Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or investment division from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the guaranteed fixed account or investment division.


Your withdrawal request must be in writing. Jackson National NY will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse contract holder monies.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

There are limitations on withdrawals from qualified plans.  See "Taxes."

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your contract is still in the accumulation phase. You will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to charge a fee for participation or to discontinue offering this program in the future.

Suspension of Withdrawals or Transfers. Jackson National NY may be required to suspend or delay withdrawals or transfers from an investment division when:

        a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

        b) trading on the New York Stock Exchange is restricted;

        c) an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine investment division value of its assets; or,

        d) the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist.


Jackson National NY has reserved the right to defer payment for a withdrawal or transfer from the guaranteed fixed accounts for the period permitted by law, but not more than six months.


                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your contract. The income date is the month and year in which those payments begin. You can choose the income date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.


You can change the income date or income option at any time before the income date. You must give us notice 7 days before the scheduled income date. Income payments must begin by your 90th birthday under a non-qualified contract (or an earlier date if required by law).

At the income date, you can choose whether payments will come from the guaranteed fixed accounts, the investment divisions or both. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the income date.


You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $2,000 to apply toward an income option and state law permits, Jackson National NY may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $20 and state law permits, Jackson National NY may set the frequency of payments so that the first payment would be at least $20.

Income Payments from Investment Divisions. If you choose to have any portion of your income payments come from the investment division(s), the dollar amount of your payment will depend upon three things:

       1. the value of your contract in the investment division(s) on the income date;

       2. the 4.5% assumed investment rate used in the annuity table for the contract; and

       3.   the performance of the investment divisions you selected.

Jackson National NY calculates the dollar amount of the first income payment that you receive from the investment divisions. We then use that amount to determine the number of annuity units that you hold in each investment division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an investment division by the annuity unit value for that investment division.


The number of annuity units that you hold in each investment division does not change unless you reallocate your contract value among the investment divisions. The annuity unit value of each investment division will vary based on the investment performance of the Series. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.


Income Options. The annuitant is the person whose life we look to when we make income payments. The following income options may not be available in all states.

       Option 1 - Life Income. This income option provides monthly payments for the annuitant's life.

       Option 2 - Joint and Survivor Annuity. This income option provides monthly payments for the annuitant's life and for the life of another person.

       Option 3 - Life Annuity With 120 or 240 Monthly Payments Guaranteed. This income option provides monthly payments for the annuitant's life, but with payments continuing to the owner for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

       Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

       Additional Options - Other income options may be made available by Jackson National NY.

                                  DEATH BENEFIT


The death benefit is calculated as of the date we receive complete claim forms and proof of death from the beneficiary of record. The death benefit amount remains in the separate account and/or the guaranteed fixed account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the separate account will be subject to investment risk, which is borne by the beneficiary.

Death of Owner Before the Income Date. If you or any joint owner die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies, unless the joint owner is the deceased owner's spouse who elects to continue the contract. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Jackson National may limit permissible joint owners to spouses.


The death benefit is the greater of:

       1. the current value of your contract at the end of the business day when we receive proof of death and a payment election at our service center, or

       2. the total premiums paid prior to the death of the owner, minus any withdrawals, charges, fees and premium taxes incurred, or

       3.   the greatest anniversary value until the Owner's 81st birthday.
            The anniversary value is defined as the contract value on the first day of each contract year, less any withdrawals since that anniversary.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an income option. The death benefit payable under an income option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National NY receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive the death benefit in a single sum and all the necessary requirements are met, Jackson National NY will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.


Death of Owner On or After the Income Date. If you or a joint owner die on or after the income date, and the owner is not an annuitant, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

Death of Annuitant. If the annuitant is not an owner or joint owner and dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES


The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the SAI. You should consult your own tax adviser as to how these general rules will apply to you if you purchase a contract.

Tax-Qualified and Non-Qualified Contracts. If you purchase the contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) contract), or pension and profit-sharing plan (including a 401(k) plans or H.R. 10 Plan) your contract will be what is referred to as a qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the contract prior to purchasing a tax-qualified contract.

If you do not purchase the contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your contract and your particular circumstances.

Non-Qualified Contracts - General Taxation. Increases in the value of a non-qualified contract attributable to undistributed earnings are generally not taxable to the contract owner or the annuitant until a distribution (either as a withdrawal or as an income payment) is made from the contract. This tax deferral is generally not available under a non-qualified contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person). Also loans based on a non-qualified contract are treated as distributions.

Non-Qualified Contracts - Withdrawals and Income Payments. Any withdrawal from a non-qualified contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the contract. A part of each income payment under a nonqualified contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the contract are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy of the recipient or of the recipient and a beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

Tax-Qualified Contracts - Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts. These limits and the tax computation rules are summarized in the SAI.


Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.


Withdrawals - Roth IRAs. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuities, known as Roth IRA annuities. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

Constructive Withdrawals - Investment Adviser Fees. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity contract, (ii) the contract owner had no liability for the fees and
(iii) the fees were paid solely from the annuity contract to the adviser.

Death Benefits. Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Assignment. An assignment of a contract will generally be a taxable event. Assignments of a tax-qualified contract may also be limited by the Code and ERISA. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a contract.


Diversification. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.


Owner Control. In three Revenue Rulings issued between 1977 and 1982, the Internal Revenue Service (IRS) held that where a contract holder had certain forms of actual or potential control over the investments held under a variable annuity contract, the contract owner had to be treated as the owner of those assets and thus would be taxable on the income and gains produced by those assets. A holder of a contract will not have any of the specific types of control that were described in those Rulings. In addition, in 1999, the IRS announced that it would not apply the holdings of these Rulings to holders of tax-qualified contracts that hold mutual fund shares as investments. However, because of the continuing uncertainty as to the scope and application of these Rulings, Jackson National reserves the right to modify the contract to the extent required to maintain favorable tax treatment.


                                OTHER INFORMATION

Rebalancing. You can arrange to have Jackson National NY automatically reallocate money between investment divisions periodically to keep the blend you select.

Jackson National NY does not currently charge for participation in this program. We may do so in the future.


Free Look. You may return your contract to the selling agent or to Jackson National NY within twenty days after receiving it. Jackson National NY will return the contract value in the investment divisions plus any fees and expenses deducted from the premium allocated to the investment divisions plus the full amount of premium you allocated to the guaranteed fixed accounts. We will determine the contract value in the investment divisions as of the date you mail the contract to us or the date you return it to the selling agent. Jackson National NY will return premium payments where required by law.


Advertising. From time to time, Jackson National NY may advertise several types of performance for the investment divisions.

        o Total return is the overall change in the value of an investment in an investment division over a given period of time.

        o Standardized average annual total return is calculated in accordance with SEC guidelines.


        o Non-standardized total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Series has been in existence longer than the investment division, we may show non-standardized performance for periods that begin on the inception date of the Series, rather than the inception date of the investment division.


        o Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the contract maintenance charge. The deduction of the contract maintenance charge would reduce the percentage increase or make greater any percentage decrease.


Market Timing and Asset Allocation Services. Market timing and asset allocation services must comply with Jackson National NY's administrative systems, rules and procedures. Prior to utilizing the market timing and asset allocation services, a market timing agreement which sets forth our rules and procedures must be signed. Because excessive trades in a Series can hurt the Series performance and harm contract holders, Jackson National reserves the right to refuse any transfer requests for multiple contracts from a market timing and asset allocation service or other non-contract holder that it believes will disadvantage the Series or the contract holders.


Modification of the Contract. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National NY may approve a change to or waive a provision of the contract. Any change or waiver must be in writing. Jackson National NY may change the terms of the contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National NY.

Legal Proceedings. There are no material legal proceedings, other than ordinary routine litigation incidental to the business, to which Jackson National NY is a party.

Jackson National has been named as a defendant in civil litigation proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL purports to include purchasers of certain life insurance and annuity products from JNL during the period from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation, and is vigorously defending these actions. A favorable outcome is anticipated, and at this time it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions. In addition, JNL is a defendant in several individual actions that involve similar issues, including an August 1999 verdict against JNL for $32.5 million in punitive damages. JNL has appealed the verdict on the basis that it is not supported by the facts or the law, and a ruling reversing the judgment is being sought.






--------------------------------------------------------------------------------

Questions. If you have questions about your contract, you may call or write to us at:

        o Jackson National NY Annuity Service Center:
          (800) 599-5651
          P.O. Box 0809
          Denver, Colorado 80263-0809

        o Institutional Marketing Group Service Center:
          (800) 777-7779
          P.O. Box 30386
          Lansing, Michigan 48909-9692
--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF

                     THE STATEMENT OF ADDITIONAL INFORMATION



General Information and History ....................................        2

Services ...........................................................        2

Purchase of Securities Being Offered ...............................        2

Underwriters .......................................................        2

Calculation of Performance .........................................        3

Additional Tax Information .........................................        9

Annuity Provisions..................................................       20

Financial Statements ...............................................       22

                                   APPENDIX A

Condensed Financial Information
Accumulation Unit Values

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

----------------------------------------------------------------------------
Investment Divisions                                         December 31,
                                                               2000 (a)
----------------------------------------------------------------------------

JNL/Alliance Growth Division Accumulation unit value:
    Beginning of period                                          $10.00
End of period                                                     $9.34
  Accumulation units outstanding
  at the end of period                                              607

JNL/J.P. Morgan International & Emerging Markets Division
  Accumulation unit value:
    Beginning of period                                          $10.00
    End of period                                                $10.00
  Accumulation units outstanding
  at the end of period                                                -

JNL/Janus Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                          $10.00
    End of period                                                 $9.25
  Accumulation units outstanding
  at the end of period                                            1,535


JNL/Janus Growth & Income Division
Accumulation unit value:
    Beginning of period                                          $10.00
    End of period                                                 $9.84
  Accumulation units outstanding
  at the end of period                                              897


JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                          $10.00
    End of period                                                $10.00
  Accumulation units outstanding
  at the end of period                                                -

JNL/Putnam Growth Division Accumulation unit value:
    Beginning of period                                          $10.00
    End of period                                                 $9.71
  Accumulation units outstanding
  at the end of period                                            1,833



(a)  The Separate Account commenced operations on September  1, 2000.

----------------------------------------------------------------------------
Investment Divisions                                         December 31,
                                                               2000 (a)
----------------------------------------------------------------------------

JNL/Putnam International Equity Division (c) Accumulation unit value:
    Beginning of period                                                $10.00
    End of period                                                      $10.24
  Accumulation units outstanding
  at the end of period                                                  1,437

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                $10.00
    End of period                                                      $10.24
  Accumulation units outstanding
  at the end of period                                                    700

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                                $10.00
  End of period                                                        $10.31
  Accumulation units outstanding
  at the end of the period                                              5,012

JNL/S&P Conservative Growth Division II Accumulation unit value:
    Beginning of period                                                $10.00
    End of period                                                       $9.50
  Accumulation units outstanding
  at the end of period                                                 14,416

JNL/S&P Moderate Growth Division II Accumulation unit value:
    Beginning of period                                                $10.00
    End of period                                                      $10.00
  Accumulation units outstanding
  at the end of period                                                      -

JNL/S&P Aggressive Growth Division II Accumulation unit value:
    Beginning of period                                                $10.00
    End of period                                                      $10.00
  Accumulation units outstanding
  at the end of period                                                      -

JNL/S&P Very Aggressive Growth Division II
  Accumulation unit value:
    Beginning of period                                                $10.00
  End of period                                                        $10.00
  Accumulation units outstanding
  at the end of period                                                      -

JNL/S&P Equity Growth Division II Accumulation unit value:
    Beginning of period                                                $10.00
  End of period                                                        $10.00
  Accumulation units outstanding
  at the end of period                                                      -


(a)  The Separate Account commenced operations on September 1, 2000.

----------------------------------------------------------------------------
Investment Divisions                                         December 31,
                                                               2000 (a)
----------------------------------------------------------------------------

JNL/S&P Equity Aggressive Growth Division II
  Accumulation unit value:
    Beginning of period                                           $10.00
    End of period                                                 $10.00
  Accumulation units outstanding
  at the end of period                                                 -

Lazard/JNL Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                           $10.00
    End of period                                                 $10.00
  Accumulation units outstanding
  at the end of period                                                 -

Lazard/JNL Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                           $10.00
  End of period                                                   $10.46
  Accumulation units outstanding
  at the end of period                                               607

PPM America/JNL Money Market Division Accumulation unit value:
    Beginning of period                                           $10.00
    End of period                                                 $10.00
  Accumulation units outstanding
  at the end of period                                                 -

Salomon Brothers/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                           $10.00
    End of period                                                 $10.25
  Accumulation units outstanding
  at the end of the period                                             -

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period                                           $10.00
    End of period                                                 $10.00
  Accumulation units outstanding
  at the end of period                                                 -

Salomon Brothers/JNL High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                           $10.00
    End of period                                                 $10.00
  Accumulation units outstanding
  at the end of period                                                 -

T. Rowe Price/JNL Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                           $10.00
    End of period                                                 $10.31
  Accumulation units outstanding
  at the end of period                                               911


(a)  The Separate Account commenced operations on September 1, 2000.






--------
1 See "Contract Charges."

2 The JNL/Janus Global Equities Series (the "Series") is not available as an investment option. However, the Series is available as an underlying series of the JNL/S&P Conservative Growth Series II, the JNL/S&P Moderate Growth
Series II, the JNL/S&P Aggressive Growth Series II, the JNL/S&P Very Aggressive Growth Series II, the JNL/S&P Equity Growth Series II and the JNL/S&P Equity Aggressive Growth Series II.

                       STATEMENT OF ADDITIONAL INFORMATION



                                   May 1, 2001



                INDIVIDUAL AND GROUP DEFERRED FIXED AND VARIABLE

                                ANNUITY CONTRACTS
                     ISSUED BY THE JNLNY SEPARATE ACCOUNT II
             OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK




This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2001. The Prospectus may be obtained from Jackson National Life Insurance Company of New York by writing P.O. Box 0809, Denver, Colorado 80263-0809, or calling 1-800-599-5651. Not all investment divisions described in this SAI may be available for investment.





                                TABLE OF CONTENTS
                                                                    Page


General Information and History..................................... 2
Services............................................................ 2
Purchase of Securities Being Offered................................ 2
Underwriters........................................................ 2
Calculation of Performance.......................................... 3
Additional Tax Information.......................................... 7
Annuity Provisions................................................. 17
Financial Statements .............................................. 19

General Information and History

JNLNY Separate Account II (Separate Account) is a separate investment account of Jackson National Life Insurance Company of New York (Jackson National NY). In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson National NY is a wholly-owned subsidiary of Jackson National Life Insurance Company, and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, an insurance company in the United Kingdom.

Services


Jackson National NY is the custodian of the assets of the Separate Account. Jackson National has custody of all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying fund bought and sold by the Separate Account.


Effective October 15, 1999, KPMG LLP, 303 East Wacker Drive, Chicago, Illinois 60601, assumed responsibility for certain of the other audit and reporting functions previously provided by PricewaterhouseCoopers LLP to Jackson National NY. These changes were put into effect by Jackson National NY as of the date referenced above. Neither Jackson National NY nor the Separate Account has received an adverse opinion, nor were there any disagreements with PricewaterhouseCoopers LLP.


Jorden Burt Boros Cicchetti Berenson & Johnson has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in the Prospectus.


Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

Underwriters

The contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401. JNLD is a subsidiary of Jackson National Life Insurance Company. No underwriting commissions are paid by Jackson National NY to JNLD.

Calculation of Performance

When Jackson National NY advertises performance for an investment division (except the PPM America/JNL Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an investment division will be shown for periods beginning on the date the investment division first invested in the corresponding series. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.


Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an investment division at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the contract maintenance charge. No deduction is made for premium taxes which may be assessed by certain states. Standardized average annual total returns have not been included since the Separate Account has not been in operation for a full fiscal year.


Jackson National NY may also advertise non-standardized total return. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical contract.


The non-standardized total returns that each investment division (except the PPM America/JNL Money Market Division) would have achieved if it had been invested in the corresponding series for the periods indicated, calculated in a manner similar to standardized average annual total return but assuming a hypothetical initial investment of $10,000 and without deducting the contract maintenance charge, are as follows (more recent returns may be more or less than the stated returns due to market volatility):


                                                                                                            Date of Initial
                                                                                                              Offering of
                                                                     One Year Period    Five Year Period     Corresponding
                                                                          Ended              Ended             Series to
                                                                       December 31,       December 31,        December 31,
                                                                           2000               2000               2000
                                                                      -------------      --------------    -----------------
JNL/Alliance Growth Division2                                             -18.81%                N/A             11.03%
JNL/J.P. Morgan International & Emerging Markets Division2                -16.62%                N/A              3.61%
JNL/Janus Aggressive Growth Division1                                     -22.11%             24.64%             26.17%
JNL/Janus Global Equities Division1                                       -19.50%             19.85%             22.74%
JNL/Janus Growth & Income Division6                                        -9.92%                N/A             -7.70%
JNL/PIMCO Total Return Bond Division2                                       9.99%                N/A              4.35%
JNL/Putnam Growth Division7                                               -19.06%                N/A              6.38%
JNL/Putnam International Equity Division7                                 -15.26%                N/A              3.38%
JNL/Putnam MidCap Growth Series5                                              N/A                N/A             -1.98%
JNL/Putnam Value Equity Division7                                           5.38%                N/A              1.07%
JNL/S&P Conservative Growth Division II3                                   -7.16%                N/A              0.09%
JNL/S&P Moderate Growth Division II3                                       -7.95%                N/A              4.45%
JNL/S&P Aggressive Growth Division II3                                    -10.38%                N/A              4.58%
JNL/S&P Very Aggressive Growth Division II3                               -14.15%                N/A              9.72%
JNL/S&P Equity Growth Division II3                                        -11.67%                N/A              6.21%
JNL/S&P Equity Aggressive Growth Division II3                             -12.50%                N/A              8.02%
Lazard/JNL Mid Cap Value Division2                                         23.51%                N/A              5.47%
Lazard/JNL Small Cap Value Division2                                       14.87%                N/A             -0.28%
Salomon Brothers/JNL Balanced Division2                                     6.60%                N/A              3.40%
Salomon Brothers/JNL Global Bond Division1                                  5.59%              5.60%              6.08%
Salomon Brothers/JNL High Yield Bond Division2                             -6.08%                N/A             -3.29%
T. Rowe Price/JNL Mid-Cap Growth Division1                                  5.58%             16.90%             20.05%
JNL/First Trust The DowSM Target 10 Division4                               3.15%                N/A             -6.19%

1    Corresponding series commenced operations on May 15, 1995.
2    Corresponding series commenced operations on March 2, 1998.
3    Corresponding series commenced operations on April 13, 1998.
4    Corresponding series commenced operations on August 16, 1999.
5    Corresponding series commenced operations on May 1, 2000.
       Performance figures are not annualized.
6    Corresponding series commenced operations on April 14, 1998.
7    Corresponding series commenced operations on April 30, 1998.

Prior to May 1, 2000, the JNL/Janus Growth & Income Division was the Goldman Sachs/JNL Growth & Income Division and the corresponding series was sub-advised by Goldman Sachs Asset Management.

Prior to May 1, 1997, the corresponding series of the JNL/Putnam Growth Division was sub-advised by Phoenix Investment Counsel, Inc., and the corresponding series of the JNL/Putnam Value Equity Division was sub-advised by PPM America, Inc. Prior to May 1, 2000, the JNL/Putnam International Equity Division was the
T. Rowe Price/JNL International Equity Investment Division and the corresponding series was sub-advised by Rowe Price-Fleming International, Inc.


Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the investment division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series has been in existence for longer than the investment division, the non-standardized total return quotations will show the investment performance the investment division would have achieved (reduced by the applicable charges) had it been invested in the series for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an investment division and its corresponding series include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a contract may be more or less than original cost.

Jackson National NY may advertise the current annualized yield for a 30-day period for an investment division. The annualized yield of an investment division refers to the income generated by the investment division over a specified 30-day period. Because this yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

         [OBJECT OMITTED]

Where:

a = net investment income earned during the period by the Series attributable to shares owned by the investment division.
b = expenses for the investment division accrued for the period (net of reimbursements).
c = the average daily number of accumulation units outstanding during the period.
d = the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all contracts.


The yield for the 30-day period ended December 31, 2000 for each of the referenced investment divisions is as follows:

JNL/PIMCO Total Return Bond Division                           4.20%
Salomon Brothers/JNL Balanced Division                         0.99%
Salomon Brothers/JNL Global Bond Division                      7.08%
Salomon Brothers/JNL High Yield Bond Division                  5.89%


Because of the charges and deductions imposed by the Separate Account, the yield for an investment division will be lower than the yield for the corresponding series. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An investment division's actual yield will be affected by the types and quality of portfolio securities held by the series and the series operating expenses.


Any current yield quotations of the PPM America/JNL Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The PPM America/JNL Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The PPM America/JNL Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division. The PPM America/JNL Money Market Division's yield and effective yield for the seven day period ended December 31, 2000 were 4.45% and 4.54%, respectively.


The PPM America/JNL Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series' portfolio, portfolio quality and average maturity, changes in interest rates, and the series' expenses. Although the investment division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series' Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a contract owner's investment in the PPM America/JNL Money Market Division nor that Division's investment in the PPM America/JNL Money Market Series, is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information


NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a partial withdrawal, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the contract). For certain types of tax-qualified plans there may be no cost basis in the contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

Withholding Tax on Distributions

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax sheltered annuity qualified under Section 403(b) of the Code (other than (1) a series of substantially equal annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "rollover" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty (30%) percent of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable contracts. These Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson National intends that each series of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of a segregated asset account will cause the contract owner to be treated as the owner of the assets of the segregated asset account pursuant to Revenue Rulings 77-85, 80-274 and 81-225 that are referenced in the Prospectus. The Treasury Department also stated in 1986 that further guidance on this issue would be forthcoming. The only official guidance that has been issued on this issue was Revenue Procedure 99-44 which announced that, notwithstanding the terms of Revenue Ruling 81-225, the IRS would not seek to apply the principles of that Ruling to non-qualified contracts.

The amount of owner control which may be exercised under the contract is not comparable to the kinds of control that were present in any of the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. At this time it cannot be determined whether additional guidance will be provided on these issues and what standards may be contained in such guidance. Due to the uncertainty in this area, Jackson National reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to contracts held by a trust or other entity as an agent for a natural person nor to contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a contract may have tax consequences. Any assignment or pledge of a tax-qualified contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their contracts.

Death Benefits

Any death benefits paid under the Contact are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Tax-Qualified Plans

The contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified contract will vary based on the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued to fund the plan.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities) and 408 and 408A (IRAs). To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified contracts, (8) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner or annuitant (as applicable) and his or her spouse and dependents if the contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (10) distributions from an individual retirement annuity made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exception stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, separates from services, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Effective January 1, 1993, such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA, or an individual retirement account described in section 408(a) of the Code. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs, individual retirement accounts or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distribution must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Types of Tax-Qualified Plans

The contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures. Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a contract, unless Jackson National specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.

A tax-qualified contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are generally descriptions of the types of tax-qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting contract provisions that may otherwise be available as described herein. Generally, contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's taxable income. These IRA and annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA annuities, known as Roth IRA annuities. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA annuities contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuities. The 10% penalty tax and the regular IRA annuities exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

        Amounts may be rolled over from one Roth IRA annuities to another Roth IRA annuities. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuities to Roth IRA annuities, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuities being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from Roth IRA annuities to another Roth IRA annuities.

         (d) Pension and Profit-Sharing Plans

         Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

        Under Code provisions, employees and independent contracts performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,000 or 33 1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provided for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

        All of the assets and income of an eligible deferred compensation plan established by governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirement any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

        In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participation employee:

                o attains age 70 1/2,
                o separates from service,
                o dies, or
                o suffers an unforeseeable financial emergency as defined in the Code.

        Under present federal tax law, amounts accumulated in a Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.



Annuity Provisions

Variable Annuity Payment. The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value. The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on a 4.5% per annum assumed investment rate.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 4.5% per annum.

                            JNLNY Separate Account II





                               [GRAPHIC OMITTED]














                              Financial Statements



                                December 31, 2000

                          INDEPENDENT AUDITORS' REPORT



To Jackson National Life Insurance Company of New York and
       Contract Owners of JNLNY Separate Account II


We have audited the accompanying statement of assets and liabilities of each of the twenty-two portfolios comprising JNLNY Separate Account II, including the schedule of investments as of December 31, 2000, and the related statements of operations and changes in net assets for each of the periods indicated. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2000 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the twenty-two portfolios comprising JNLNY Separate Account II as of December 31, 2000 and the results of its operations and changes in net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.




February 2, 2001

                                                  JNLNY Separate Account II

                                             Statement of Assets and Liabilities
                                                      December 31, 2000

                                                                              Portfolios
                                   -------------------------------------------------------------------------------------------------

                                                     JNL/
                                                 J.P. Morgan                                 JNL/PIMCO
                                                 International  JNL/Janus      JNL/Janus       Total                    JNL/Putnam
                                   JNL/Alliance   & Emerging    Aggressive     Growth &       Return      JNL/Putnam   International
                                      Growth       Markets        Growth        Income         Bond         Growth        Equity
                                   ------------- ------------- ------------- ------------- ------------- ------------- -------------

Assets:

   Investments in JNL Series
    Trust, at market value
    (See Schedule of
    Investments)                   $      5,667  $          -  $     14,198  $      8,821  $          -  $     17,801  $     14,721
   Due from Jackson National
    Life Insurance Company of
    New York                                  -             -             -             -             -             -             -
   Receivable for investments
    sold                                      -             -             1             -             -             1             1
                                   ------------- ------------- ------------- ------------- ------------- ------------- -------------
     Total Assets                         5,667             -        14,199         8,821             -        17,802        14,722

Liabilities:

   Payable for investments
    purchased                                 -             -             -             -             -             -             -
   Due to Jackson National Life
    Insurance Company of New
    York                                      -             -             1             -             -             1             1
                                   ------------- ------------- ------------- ------------- ------------- ------------- -------------
     Total Liabilities                        -             -             1             -             -             1             1
                                   ------------- ------------- ------------- ------------- ------------- ------------- -------------

Net Assets                         $      5,667  $          -  $     14,198  $      8,821  $          -  $     17,801  $     14,721
                                   ============= ============= ============= ============= ============= ============= =============

Total Net Assets Represented by:
   Number of units outstanding              607             -         1,535           897             -         1,833         1,437
                                   ============= ============= ============= ============= ============= ============= =============
   Unit value (net assets
    divided by
    units outstanding)             $       9.34  $      10.00  $       9.25  $       9.84  $      10.00  $      9.71   $      10.24
                                   ============= ============= ============= ============= ============= ============= =============


                See accompanying notes to financial statements.

                                   -------------------------------------------------------------------------------------------------


                                                                                                PPM
                                    JNL/Putnam                   Lazard/JNL    Lazard/JNL   America/JNL     Salomon       Salomon
                                      Midcap       JNL/Putnam     Mid Cap      Small Cap       Money      Brothers/JNL  Brothers/JNL
                                      Growth      Value Equity     Value         Value         Market       Balanced    Global Bond
                                   -------------- ------------- ------------- ------------- ------------- ------------- ------------
Assets:

   Investments in JNL Series
    Trust, at market value
    (See Schedule of
    Investments)
   Due from Jackson National       $      7,171   $     51,702  $      6,347  $          -  $          -  $          -  $          -
    Life Insurance Company of
    New York
   Receivable for investments                 -              -             -             -             -             -             -
    sold
                                              -              2             -             -             -             -             -
     Total Assets                  -------------- ------------- ------------- ------------- ------------- ------------- ------------
                                          7,171         51,704         6,347             -             -             -             -
Liabilities:

   Payable for investments
    purchased                                 -              -             -             -             -             -             -
   Due to Jackson National Life
    Insurance Company of New
    York                                      -              2             -             -             -             -             -
                                   -------------- ------------- ------------- ------------- ------------- ------------- ------------
     Total Liabilities                        -              2             -             -             -             -             -
                                   -------------- ------------- ------------- ------------- ------------- ------------- ------------

Net Assets                         $      7,171   $     51,702  $      6,347  $          -  $          -  $          -  $          -
                                   ============== ============= ============= ============= ============= ============= ============

Total Net Assets Represented by:
   Number of units outstanding              700          5,012           607             -             -             -             -
                                   ============== ============= ============= ============= ============= ============= ============
   Unit value (net assets
    divided by
    units outstanding)             $      10.24   $      10.31  $      10.46  $      10.00  $      10.00  $      10.25  $      10.00
                                   ============== ============= ============= ============= ============= ============= ============


                                   ---------------------------


                                     Salomon       T. Rowe
                                   Brothers/JNL   Price/JNL
                                    High Yield     Mid-Cap
                                       Bond         Growth
                                   ------------- -------------

Assets:

   Investments in JNL Series
    Trust, at market value
    (See Schedule of
    Investments)                   $          -  $      9,385
   Due from Jackson National
    Life Insurance Company of
    New York                                  -             -
   Receivable for investments
    sold                                      -             -
                                   ------------- -------------
     Total Assets                             -         9,385

Liabilities:

   Payable for investments                    -             -
    purchased
   Due to Jackson National Life
    Insurance Company of New                  -             -
    York                           ------------- -------------
                                              -             -
     Total Liabilities             ------------- -------------

                                   $          -  $      9,385
Net Assets                         ============= =============


Total Net Assets Represented by:              -           911
   Number of units outstanding     ============= =============

   Unit value (net assets
    divided by                     $      10.00  $      10.31
    units outstanding)             ============= =============

                            JNLNY Separate Account II

                                December 31, 2000

                                                                      Portfolios
                                  -----------------------------------------------------------------------------------


                                                                              JNL/S&P                     JNL/S&P
                                    JNL/S&P       JNL/S&P       JNL/S&P         Very        JNL/S&P        Equity
                                  Conservative    Moderate     Aggressive    Aggressive      Equity      Aggressive
                                   Growth II     Growth II     Growth II     Growth II     Growth II     Growth II
                                  ------------- ------------- ------------- ------------- ------------- -------------
Assets:

   Investments in JNL Series
    Trust, at market value
    (See Schedule of
    Investments)                  $    136,905  $          -  $          -  $          -  $          -  $          -
   Due from Jackson National
    Life Insurance Company of
    New York                                 -             -             -             -             -             -
   Receivable for investments
    sold                                     6             -             -             -             -             -
                                  ------------- ------------- ------------- ------------- ------------- -------------
     Total Assets                      136,911             -             -             -             -             -

Liabilities:

   Payable for investments
    purchased                                -             -             -             -             -             -
   Due to Jackson National Life
    Insurance Company of New
    York                                     6             -             -             -             -             -
                                  ------------- ------------- ------------- ------------- ------------- -------------
     Total Liabilities                       6             -             -             -             -             -
                                  ------------- ------------- ------------- ------------- ------------- -------------

Net Assets                        $    136,905  $          -  $          -  $          -  $          -  $          -
                                  ============= ============= ============= ============= ============= =============

Total Net Assets Represented by:
   Number of units outstanding          14,416             -             -             -             -             -
                                  ============= ============= ============= ============= ============= =============
   Unit value (net assets
    divided by
    units outstanding)            $       9.50  $       10.00 4       10.00 $       10.00 $       10.00 $       10.00
                                  ============= ============= ============= ============= ============= =============


                See accompanying notes to financial statements.

                            JNLNY Separate Account II

                             Statement of Operations
                     For the Period ended December 31, 2000

                                                                             Portfolios
                                  -------------------------------------------------------------------------------------------------
                                                    JNL/
                                                J.P. Morgan                                JNL/PIMCO
                                                International  JNL/Janus     JNL/Janus       Total                     JNL/Putnam
                                  JNL/Alliance   & Emerging    Aggressive     Growth &       Return      JNL/Putnam   International
                                     Growth       Markets        Growth        Income         Bond         Growth        Equity
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
                                  Period from                  Period from  Period from                  Period from   Period from
                                  December 15,                 December 15, November 28,                 November 28,  December 15,
                                   2000*  to    Period  ended   2000* to     2000* to     Period ended     2000*  to      2000* to
                                  December 31,   December 31, December 31,  December 31,   December 31, December 31,  December  31,
                                      2000          2000          2000          2000          2000          2000          2000
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------

Net realized gain (loss) from
   sales of investments:

   Proceeds from sales            $          3  $          -  $          7  $     35,343  $          -  $     70,602  $          8
   Cost of investments sold                  4             -             7        34,317             -        68,633             8
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
   Net realized gain (loss)
    from sales
    of investments                          (1)            -             -         1,026             -         1,969             -

Change in net unrealized gain
   (loss) on investments:

   Unrealized gain beginning of
    period                                   -             -             -             -             -             -             -
   Unrealized gain (loss) end
    of period                             (400)            -          (616)         (280)            -           (46)          373
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
   Change in net unrealized
    gain (loss)
    on investments                        (400)            -          (616)         (280)            -           (46)          373
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------

Net gain (loss) on investments            (401)            -          (616)          746             -         1,923           373

Expenses:

   Administrative charge                     -             -             1             2             -             4             1
   Mortality and expense risk
    charge                                   3             -             6            19             -            36             7
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
   Total expenses                            3             -             7            21             -            40             8
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------

Increase (decrease) in net
   assets resulting from
   operations                     $       (404) $          -  $       (623) $        725  $          -  $      1,883  $        365
                                  ============= ============= ============= ============= ============= ============= =============

---------------------------------
* Commencement of operations.



                See accompanying notes to financial statements.

                            JNLNY Separate Account II

                     For the Period ended December 31, 2000

                                                                            Portfolios
                                 --------------------------------------------------------------------------------------------------


                                                                                              PPM
                                  JNL/Putnam    JNL/Putnam    Lazard/JNL     Lazard/JNL   America/JNL     Salomon       Salomon
                                    Midcap         Value        Mid Cap      Small Cap       Money      Brothers/JNL  Brothers/JNL
                                    Growth        Equity         Value         Value         Market       Balanced    Global Bond
                                 ------------- ------------- -------------- ------------- ------------- ------------- -------------


                                  Period from  Period from   Period from                                Period from
                                 December 20,  November 20,  December 15,                               November 28,
                                   2000* to      2000* to      2000* to     Period  ended  Period ended   2000* to    Period ended
                                 December 31,  December 31,  December 31,    December 31,  December 31, December 31,   December 31,
                                     2000          2000          2000           2000          2000          2000          2000
                                 ------------- ------------- -------------- ------------- ------------- ------------- -------------

Net realized gain (loss) from
   sales of investments:

   Proceeds from sales           $          3  $         73  $          4   $          -  $          -  $     34,569  $          -
   Cost of investments sold                 3            73             4              -             -        34,312             -
                                 ------------- ------------- -------------- ------------- ------------- ------------- -------------
   Net realized gain (loss)
    from sales of investments               -             -             -              -             -           257             -

Change in net unrealized gain
   (loss) on investments:

   Unrealized gain beginning of
    period                                  -             -             -              -             -             -             -
   Unrealized gain (loss) end of
    period                                174         1,627           280              -             -             -             -
                                 ------------- ------------- -------------- ------------- ------------- ------------- -------------
   Change in net unrealized
    gain (loss) on investments            174         1,627           280              -             -             -             -
                                 ------------- ------------- -------------- ------------- ------------- ------------- -------------

Net gain (loss) on investments            174         1,627           280              -             -           257             -

Expenses:

   Administrative charge                    -             7             1              -             -             2             -
   Mortality and expense
    risk charge                             3            66             3              -             -            14             -
                                 ------------- ------------- -------------- ------------- ------------- ------------- -------------

   Total expenses                           3            73             4              -             -            16             -
                                 ------------- ------------- -------------- ------------- ------------- ------------- -------------

Increase (decrease) in net
   assets resulting from
   operations                    $        171  $      1,554  $        276   $          -  $          -  $        241  $          -
                                 ============= ============= ============== ============= ============= ============= =============

-------------------------------------
* Commencement of operations.



                See accompanying notes to financial statements.


                                 ---------------------------------------------------------------------------------------------------


                                    Salomon       T. Rowe                                                 JNL/S&P
                                 Brothers/JNL    Price/JNL      JNL/S&P       JNL/S&P       JNL/S&P         Very        JNL/S&P
                                  High Yield      Mid-Cap     Conservative    Moderate     Aggressive    Aggressive      Equity
                                     Bond          Growth      Growth II     Growth II     Growth II     Growth II     Growth II
                                 -------------- ------------- ------------- ------------- ------------- ------------- -------------
                                                Period from   Period from
                                                December 15,  November 6,
                                 Period ended    2000* to      2000* to     Period ended  Period ended  Period ended Period ended
                                 December 31,   December 31,    December 31, December 31, December 31,  December 31, December 31,
                                     2000           2000          2000          2000          2000          2000          2000
                                 -------------- ------------- ------------- ------------- ------------- ------------- -------------

Net realized gain (loss) from
   sales of investments:

   Proceeds from sales           $          -   $          6  $        121  $          -  $          -  $          -  $          -
   Cost of investments sold                 -              6           125             -             -             -             -
                                 -------------- ------------- ------------- ------------- ------------- ------------- -------------
   Net realized gain (loss)
    from sales of investments               -              -            (4)            -             -             -             -

Change in net unrealized gain
   (loss) on investments:

   Unrealized gain beginning of
    period                                  -              -             -             -             -             -             -
   Unrealized gain (loss) end of
    period                                  -            284        (1,958)            -             -             -             -
                                 -------------- ------------- ------------- ------------- ------------- ------------- -------------
   Change in net unrealized
    gain (loss) on investments              -            284        (1,958)            -             -             -             -
                                 -------------- ------------- ------------- ------------- ------------- ------------- -------------

Net gain (loss) on investments              -            284        (1,962)            -             -             -             -

Expenses:

   Administrative charge                    -              1            12             -             -             -             -
   Mortality and expense
    risk charge                             -              5           109             -             -             -             -
                                 -------------- ------------- ------------- ------------- ------------- ------------- -------------

   Total expenses                           -              6           121             -             -             -             -
                                 -------------- ------------- ------------- ------------- ------------- ------------- -------------

Increase (decrease) in net
   assets resulting from
   operations                    $          -   $        278  $     (2,083) $          -  $          -  $          -  $          -
                                 ============== ============= ============= ============= ============= ============= =============

                                 -------------


                                   JNL/S&P
                                    Equity
                                  Aggressive
                                  Growth II
                                 -------------


                                 Period ended
                                 December 31,
                                     2000
                                 -------------

Net realized gain (loss) from
   sales of investments:

   Proceeds from sales           $          -
   Cost of investments sold                 -
                                 -------------
   Net realized gain (loss)
    from sales of investments               -

Change in net unrealized gain
   (loss) on investments:

   Unrealized gain beginning of
    period                                  -
   Unrealized gain (loss) end of
    period                                  -
                                 -------------
   Change in net unrealized
    gain (loss) on investments              -
                                 -------------

Net gain (loss) on investments              -

Expenses:

   Administrative charge                    -
   Mortality and expense
    risk charge                             -
                                 -------------

   Total expenses                           -
                                 -------------

Increase (decrease) in net
   assets resulting from
   operations                    $          -
                                 =============

                                                  JNLNY Separate Account II

                                             Statement of Changes in Net Assets



                                                                              Portfolios
                                     -----------------------------------------------------------------------------------------------
                                                       JNL/J.P.
                                                        Morgan
                                                      International    JNL/Janus       JNL/Janus       JNL/PIMCO
                                     JNL/Alliance     & Emerging      Aggressive       Growth &       Total Return     JNL/Putnam
                                        Growth          Markets         Growth          Income            Bond           Growth
                                     --------------   -------------   -------------   -------------   --------------  --------------
                                      Period from                     Period from     Period from                      Period from
                                     December 15,                     December 15,    November 28,                    November 28,
                                       2000* to       Period ended      2000* to        2000* to      Period ended      2000* to
                                     December 31,     December 31,    December 31,    December 31,    December 31,    December 31,
                                         2000             2000            2000            2000            2000            2000
                                     --------------   -------------   -------------   -------------   --------------  --------------
Operations:

   Net realized gain (loss) from
    sales of investments             $         (1)    $          -    $          -    $      1,026    $          -    $      1,969
   Change in net unrealized gain
    (loss) on investments                    (400)               -            (616)           (280)              -             (46)
   Administrative charge                        -                -              (1)             (2)              -              (4)
   Mortality and expense risk charge           (3)          (3)  -              (6)            (19)              -             (36)
                                     --------------   -------------   -------------   -------------   --------------  --------------

Increase (decrease) in net assets
   resulting from operations                  (404)               -            (623)            725               -           1,883

Net deposits into (withdrawals
   from) Separate Account (Note 6)           6,071                -          14,821           8,096               -          15,918
                                     --------------   -------------   -------------   -------------   --------------  --------------

   Increase in net assets                    5,667                -          14,198           8,821               -          17,801

Net Assets:

   Beginning of period                          -                -               -               -               -               -
                                     --------------   -------------   -------------   -------------   --------------  --------------

   End of period                     $      5,667     $          -    $     14,198    $      8,821    $          -    $     17,801
                                     =============    =============   ============    =============   ==============  ==============

                See accompanying notes to financial statements.

                                     -----------------------------------------------------------------------------------------------

                                                                                                                          PPM
                                      JNL/Putnam      JNL/Putnam      JNL/Putnam       Lazard/JNL      Lazard/JNL     America/JNL
                                     International      Midcap           Value          Mid Cap        Small Cap      Money Market
                                        Equity          Growth          Equity           Value           Value
                                     --------------   -------------   -------------   --------------  --------------  --------------
                                      Period from     Period from     Period from      Period from
                                     December 20,     December 20,    November 20,    December 15,
                                       2000* to         2000* to        2000* to        2000* to      Period ended    Period ended
                                     December 31,     December 31,    December 31,    December 31,    December 31,    December 31,
                                         2000             2000            2000            2000            2000            2000
                                     --------------   -------------   -------------   --------------  --------------  --------------

Operations:

   Net realized gain (loss) from
    sales of investments             $          -     $          -    $          -    $          -    $          -    $          -
   Change in net unrealized gain
    (loss) on investments                     373              174           1,627             280               -               -
   Administrative charge                       (1)               -              (7)             (1)              -               -
   Mortality and expense risk charge           (7)              (3)            (66)             (3)              -               -
                                     --------------   -------------   -------------   --------------  --------------  --------------

Increase (decrease) in net assets
   resulting from operations                  365              171           1,554             276               -               -

Net deposits into (withdrawals
   from) Separate Account (Note 6)         14,356            7,000          50,148           6,071               -               -
                                     --------------   -------------   -------------   --------------  --------------  --------------

   Increase in net assets                  14,721            7,171          51,702           6,347               -               -

Net Assets:

   Beginning of period                          -                -               -               -               -               -
                                     --------------   -------------   -------------   --------------  --------------  --------------

   End of period                     $     14,721     $      7,171    $     51,702    $      6,347    $          -    $          -
                                     ==============   =============   =============   ==============  ==============  ==============

                                     ------------------------------


                                       Salomon          Salomon
                                     Brothers/JNL     Brothers/JNL
                                       Balanced       Global Bond
                                     --------------   -------------
                                      Period from
                                     November 28,
                                       2000* to       Period ended
                                     December 31,     December 31,
                                         2000             2000
                                     --------------   -------------


Operations:

   Net realized gain (loss) from     $        257     $          -
    sales of investments
   Change in net unrealized gain                -                -
    (loss) on investments                      (2)               -
   Administrative charge                      (14)               -
   Mortality and expense risk charge --------------   -------------


Increase (decrease) in net assets             241                -
   resulting from operations

Net deposits into (withdrawals               (241)               -
   from) Separate Account (Note 6)   --------------   -------------

                                                -                -
   Increase in net assets

Net Assets:
                                                -            -   -
   Beginning of period               --------------   -------------

                                     $          -     $          -
   End of period                     ==============   =============

                            JNLNY Separate Account II

                                                                              Portfolios
                                     -----------------------------------------------------------------------------------------------

                                       Salomon          T. Rowe                                                         JNL/S&P
                                     Brothers/JNL      Price/JNL        JNL/S&P         JNL/S&P         JNL/S&P           Very
                                      High Yield        Mid-Cap       Conservative     Moderate        Aggressive      Aggressive
                                         Bond           Growth         Growth II       Growth II       Growth II       Growth II
                                     --------------   -------------   -------------   -------------   --------------  --------------
                                                      Period from     Period from
                                                      December 15,    November 6,
                                     Period ended       2000* to        2000* to      Period ended    Period ended    Period ended
                                     December 31,     December 31,    December 31,    December 31,    December 31,    December 31,
                                         2000             2000            2000            2000            2000            2000
                                     --------------   -------------   -------------   -------------   --------------  --------------

Operations:

   Net realized gain (loss) from
    sales of investments             $          -     $          -    $         (4)   $          -    $          -    $          -
   Change in net unrealized gain
    (loss) on investments                       -              284          (1,958)              -               -               -
   Administrative charge                        -               (1)            (12)              -               -               -
   Mortality and expense risk charge            -               (5)           (109)              -               -               -
                                     --------------   -------------   -------------   -------------   --------------  --------------

Increase (decrease) in net assets
   resulting from operations                    -              278          (2,083)              -               -               -

Net deposits into Separate Account
   (Note 6)                                     -            9,107         138,988               -               -               -
                                     --------------   -------------   -------------   -------------   --------------  --------------

   Increase in net assets                       -            9,385         136,905               -               -               -

Net Assets:

   Beginning of period                          -                -               -               -               -               -
                                     --------------   -------------   -------------   -------------   --------------  --------------

   End of period                     $          -     $      9,385    $    136,905    $          -    $          -    $          -
                                     ==============   =============   =============   =============   ==============  ==============

-------------------------------------
* Commencement of operations.




                See accompanying notes to financial statements.

                                         ------------------------------
                                                           JNL/S&P
                                           JNL/S&P          Equity
                                           Equity         Aggressive
                                          Growth II       Growth II
                                         -------------   --------------
                                         Period ended    Period ended
                                         December 31,    December 31,
                                             2000            2000
                                         -------------   --------------

Operations:

   Net realized gain (loss) from
    sales of investments                 $          -    $          -
   Change in net unrealized gain
    (loss) on investments                           -               -
   Administrative charge                            -               -
   Mortality and expense risk charge                -               -
                                         -------------   --------------

Increase (decrease) in net assets
   resulting from operations                        -               -

Net deposits into Separate Account
   (Note 6)                                         -               -
                                         -------------   --------------

   Increase in net assets                           -               -

Net Assets:

   Beginning of period                              -               -
                                         -------------   --------------

   End of period                         $          -    $          -
                                         =============   ==============

                                                  JNLNY Separate Account II

                                                   Schedule of Investments
                                                      December 31, 2000

                                                                                    Number                           Market
         JNL Series Trust                                                         of Shares          Cost             Value
         ----------------
                                                                                --------------- ---------------- ----------------

         JNL/Alliance Growth                                                               418  $        6,067      $     5,667

         JNL/J.P. Morgan International & Emerging Markets                                    -               -                -

         JNL/Janus Aggressive Growth                                                       533          14,814           14,198

         JNL/Janus Growth & Income                                                       1,041           9,101            8,821

         JNL/PIMCO Total Return Bond                                                         -               -                -

         JNL/Putnam Growth                                                                 777          17,847           17,801

         JNL/Putnam International Equity                                                 1,204          14,348           14,721

         JNL/Putnam Midcap Growth                                                          724           6,997            7,171

         JNL/Putnam Value Equity                                                         2,908          50,075           51,702

         Lazard/JNL Mid Cap Value                                                          540           6,067            6,347

         Lazard/JNL Small Cap Value                                                          -               -                -

         PPM America/JNL Money Market                                                        -               -                -

         Salomon Brothers/JNL Balanced                                                       -               -                -

         Salomon Brothers/JNL Global Bond                                                    -               -                -

         Salomon Brothers/JNL High Yield Bond                                                -               -                -

         T. Rowe Price/JNL Mid-Cap Growth                                                  400           9,101            9,385

         JNL/S&P Conservative Growth II                                                 13,595         138,863          136,905

         JNL/S&P Moderate Growth II                                                          -               -                -

         JNL/S&P Aggressive Growth II                                                        -               -                -

         JNL/S&P Very Aggressive Growth II                                                   -               -                -

         JNL/S&P Equity Growth II                                                            -               -                -

         JNL/S&P Equity Aggressive Growth II                                                 -               -                -

                See accompanying notes to financial statements.

                            JNLNY Separate Account II

                          Notes to Financial Statements


Note 1 - Organization

         Jackson   National  Life  Insurance   Company  of  New  York  ("JNLNY")
         established JNLNY Separate Account II (the "Separate Account") on November 10, 1998. The Separate Account commenced operations on September 1, 2000, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by JNL. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains twenty-two Portfolios, each of which invests in the following series of mutual funds:

         JNL Series Trust
               JNL/Alliance Growth Series
               JNL/J.P. Morgan International & Emerging Markets Series JNL/Janus Aggressive Growth Series
               JNL/Janus Growth & Income Series
               JNL/PIMCO Total Return Bond Series
               JNL/Putnam Growth Series
               JNL/Putnam International Equity Series
               JNL/Putnam Midcap Growth Series
               JNL/Putnam Value Equity Series
               Lazard/JNL Mid Cap Value Series
               Lazard/JNL Small Cap Value Series
               PPM America/JNL Money Market Series
               Salomon Brothers/JNL Balanced Series
               Salomon Brothers/JNL Global Bond Series
               Salomon Brothers/JNL High Yield Bond Series
               T. Rowe Price/JNL Mid-Cap Growth Series
               JNL/S&P Conservative Growth Series II
               JNL/S&P Moderate Growth Series II
               JNL/S&P Aggressive Growth Series II
               JNL/S&P Very Aggressive Growth Series II
               JNL/S&P Equity Growth Series II
               JNL/S&P Equity Aggressive Growth Series II

         Jackson National Financial Services, LLC, a wholly-owned subsidiary of JNL, serves as investment adviser for all the series.

                            JNLNY Separate Account II

Note 2 - Significant Accounting Policies

         The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         Investments

                  The Separate Account's investments in the corresponding series of mutual funds ("Series") are stated at the net asset values of the respective series. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Series are recorded on trade date. The Separate Account does not record dividend income as the Series follow the accounting practice known as consent dividending, whereby all net investment income and realized gains are treated as being distributed to the Separate Account and are immediately reinvested in the Series.

         Federal Income Taxes

                  The operations of the Separate Account are included in the federal income tax return of JNLNY, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

Note 3 - Policy Charges

         Charges are deducted from the Separate Account to compensate JNLNY for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

                            JNLNY Separate Account II

Note 3 - Policy Charges (continued)

         Contract Maintenance Charge

                  An annual contract maintenance charge of $50 is charged against each contract to reimburse JNLNY for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs on or prior to the annuity date. The charge is deducted by redeeming units. For the period ended December 31, 2000, no contract maintenance charges were assessed.

         Transfer Fee Charge

                  A transfer fee of $25 will apply to transfers made by contract holders between the portfolios and between the portfolios and the general account in excess of 15 transfers in a contract year. JNLNY may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required.

                  This fee will be deducted from contract values which remain in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the period ended December 31, 2000, no transfer fees were assessed.

         Insurance Charges

                  JNLNY deducts a daily charge from the assets of the Separate Account equivalent to an annual rate of 1.35% for the assumption of mortality and expense risks. The mortality risk assumed by JNLNY is that the insured may receive benefits greater than those anticipated by JNLNY. The expense risk assumed by JNLNY is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

                  JNLNY deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse JNLNY for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

                            JNLNY Separate Account II

Note 4 - Purchases and Sales of Investments

         For the period ended December 31, 2000, purchases and proceeds from sales of investments are as follows:

                                                                                                     Proceeds
         JNL Series Trust                                                           Purchases       from Sales
         ----------------                                                        ---------------- ----------------
         JNL/Alliance Growth                                                     s$        6,071   $            3

         JNL/J.P. Morgan International & Emerging Markets                                     -                -

         JNL/Janus Aggressive Growth                                                     14,821                7

         JNL/Janus Growth & Income                                                       43,418           35,343

         JNL/PIMCO Total Return Bond                                                          -                -

         JNL/Putnam Growth                                                               86,480           70,602

         JNL/Putnam International Equity                                                 14,356                8

         JNL/Putnam Midcap Growth                                                         7,000                3

         JNL/Putnam Value Equity                                                         50,148               73

         Lazard/JNL Mid Cap Value                                                         6,071                4

         Lazard/JNL Small Cap Value                                                           -                -

         PPM America/JNL Money Market                                                         -                -

         Salomon Brothers/JNL Balanced                                                   34,312           34,569

         Salomon Brothers/JNL Global Bond                                                     -                -

         Salomon Brothers/JNL High Yield Bond                                                 -                -

         T. Rowe Price/JNL Mid-Cap Growth                                                 9,107                6

         JNL/S&P Conservative Growth II                                                 138,988              121

         JNL/S&P Moderate Growth II                                                           -                -

         JNL/S&P Aggressive Growth II                                                         -                -

         JNL/S&P Very Aggressive Growth II                                                    -                -

         JNL/S&P Equity Growth II                                                             -                -

         JNL/S&P Equity Aggressive Growth II                                                  -                -

                            JNLNY Separate Account II

Note 5 -  Accumulation of Unit Activity

     The following is a reconciliation of unit activity for the period ended December 31, 2000:

                                               Units                                 Units
                                            Outstanding     Units       Units     Outstanding
Portfolio:                                  at 12/31/99     Issued     Redeemed   at 12/31/00
----------                                  -----------     ------     --------   -----------

JNL/Alliance Growth                                   -          607           -          607

JNL/J.P. Morgan International & Emerging
  Markets                                             -            -           -            -

JNL/Janus Aggressive Growth                           -        1,535           -        1,535

JNL/Janus Growth & Income                             -        4,328      (3,431)         897

JNL/PIMCO Total Return Bond                           -            -           -            -

JNL/Putnam Growth                                     -        8,695      (6,862)       1,833

JNL/Putnam International Equity                       -        1,437           -        1,437

JNL/Putnam Midcap Growth                              -          700           -          700

JNL/Putnam Value Equity                               -        5,012           -        5,012

Lazard/JNL Mid Cap Value                              -          607           -          607

Lazard/JNL Small Cap Value                            -            -           -            -

PPM America/JNL Money Market                          -            -           -            -

Salomon Brothers/JNL Balanced                         -        3,431      (3,431)           -

Salomon Brothers/JNL Global Bond                      -            -           -            -

Salomon Brothers/JNL High Yield Bond                  -            -           -            -

T. Rowe Price/JNL Mid-Cap Growth                      -          911           -          911

JNL/S&P Conservative Growth II                        -       14,416           -       14,416

JNL/S&P Moderate Growth II                            -            -           -            -

JNL/S&P Aggressive Growth II                          -            -           -            -

JNL/S&P Very Aggressive Growth II                     -            -           -            -

JNL/S&P Equity Growth II                              -            -           -            -

JNL/S&P Equity Aggressive Growth II                   -            -           -            -

                            JNLNY Separate Account II

Note 6 - Reconciliation of Gross and Net Deposits into the Separate Account

         Deposits into the Separate Account purchase shares of the JNL Series Trust. Net deposits represent the amounts available for investment in such shares after the deduction of applicable policy charges. The following is a summary of net deposits made for the period ended December 31, 2000:


                                                                              Portfolios
                                     ----------------------------------------------------------------------------------------------
                                                       JNL/J.P.
                                                        Morgan
                                                     International    JNL/Janus       JNL/Janus       JNL/PIMCO
                                      JNL/Alliance    & Emerging      Aggressive       Growth &      Total Return     JNL/Putnam
                                         Growth        Markets          Growth          Income           Bond            Growth
                                     -------------   --------------  --------------  --------------  --------------   -------------
                                     Period from                      Period from     Period from                     Period from
                                     December 15,                    December 15,    November 28,                     November 28,
                                       2000* to      Period ended      2000* to        2000* to      Period ended       2000* to
                                     December 31,    December 31,    December 31,    December 31,    December 31,     December 31,
                                         2000            2000            2000            2000            2000             2000
                                     -------------   --------------  --------------  --------------  --------------   -------------

Proceeds from units issued           $      6,071    $          -    $     14,821    $     43,418    $          -     $     86,480
Value of units redeemed                         -               -               -         (35,322)              -          (70,562)
Transfers between portfolios and
   between portfolios and
   general account                              -               -               -               -            -  -                -
                                     -------------   --------------  --------------  --------------  --------------   -------------

Total gross deposits (withdrawals)
   net of transfers to
   general account                          6,071               -          14,821           8,096               -           15,918

Deductions:
Policyholder charges                            -               -               -               -               -                -
                                     -------------   --------------  --------------  --------------  --------------   -------------

Net deposits (withdrawals) from
 policyholders                       $      6,071    $          -    $     14,821    $      8,096    $          -     $     15,918
                                     =============   ==============  ==============  ==============  ==============   =============

---------------------------------------
* Commencement of operations.


                                         -------------------------------------------------------------------------------


                                          JNL/Putnam      JNL/Putnam      JNL/Putnam       Lazard/JNL      Lazard/JNL
                                         International      Midcap           Value          Mid Cap        Small Cap
                                            Equity          Growth          Equity           Value           Value
                                         --------------   -------------   -------------   --------------  --------------
                                          Period from     Period from     Period from      Period from
                                         December 15,    December 20,     November 20,    December 15,
                                           2000* to         2000* to        2000* to        2000* to      Period ended
                                         December 31,     December 31,    December 31,    December 31,    December 31,
                                             2000             2000            2000            2000            2000
                                         --------------   -------------   -------------   --------------  --------------

Proceeds from units issued               $     14,356     $      7,000    $     50,148    $      6,071    $          -
Value of units redeemed                             -                -               -               -               -
Transfers between portfolios and
   between portfolios and
   general account                                  -                -               -               -               -
                                         --------------   -------------   -------------   --------------  --------------

Total gross deposits (withdrawals)
   net of transfers to
   general account                             14,356            7,000          50,148           6,071               -

Deductions:
Policyholder charges                                -                -               -               -               -
                                         --------------   -------------   -------------   --------------  --------------

Net deposits (withdrawals) from
 policyholders                           $     14,356     $      7,000    $     50,148    $      6,071    $          -
                                         ==============   =============   =============   ==============  ==============


                                         ----------------------------------------------

                                             PPM
                                         America/JNL       Salomon          Salomon
                                         Money Market    Brothers/JNL     Brothers/JNL
                                                          Balanced       Global Bond
                                         --------------  --------------   -------------
                                                          Period from
                                                         November 28,
                                         Period ended      2000* to       Period ended
                                         December 31,    December 31,     December 31,
                                             2000            2000             2000
                                         --------------  --------------   -------------

Proceeds from units issued               $          -    $     34,312     $          -
Value of units redeemed                             -         (34,553)               -
Transfers between portfolios and
   between portfolios and
   general account                                  -               -            -   -
                                         --------------  --------------   -------------

Total gross deposits (withdrawals)
   net of transfers to
   general account                                  -            (241)               -

Deductions:
Policyholder charges                                -               -                -
                                         --------------  --------------   -------------

Net deposits (withdrawals) from
 policyholders                           $          -    $       (241)    $          -
                                         ==============  ==============   =============

                            JNLNY Separate Account II

Note 6 - Reconciliation of Gross and Net Deposits into the Separate Account (continued)
--------------------------------------------------------------------------------




                                                                               Portfolios
                                     -----------------------------------------------------------------------------------------------
                                        Salomon         T. Rowe
                                     Brothers/JNL      Price/JNL        JNL/S&P         JNL/S&P          JNL/S&P      JNL/S&P Very
                                      High Yield        Mid-Cap       Conservative      Moderate       Aggressive      Aggressive
                                         Bond            Growth        Growth II       Growth II        Growth II       Growth II
                                     --------------   -------------   -------------   -------------   --------------  --------------
                                                      Period from     Period from
                                                      December 15,    November 6,
                                     Period ended       2000* to        2000* to      Period ended    Period ended    Period ended
                                     December 31,     December 31,    December 31,    December 31,    December 31,    December 31,
                                         2000             2000            2000            2000            2000            2000
                                     --------------   -------------   -------------   -------------   --------------  --------------

Proceeds from units issued           $          -     $      9,107    $    138,988    $          -    $          -    $          -
Value of units redeemed                         -                -               -               -               -               -
Transfers between portfolios and
   between portfolios and
   general account                              -                -               -               -               -               -
                                     --------------   -------------   -------------   -------------   --------------  --------------

Total gross deposits net of
   transfers to general account                 -            9,107         138,988               -               -               -

Deductions:
Policyholder charges                            -                -               -               -               -               -
                                     --------------   -------------   -------------   -------------   --------------  --------------

Net deposits from policyholders      $          -     $      9,107    $    138,988    $          -    $          -    $          -
                                     ==============   =============   =============   =============   ==============  ==============

-------------------------------------
* Commencement of operations.

                                     ------------------------------
                                                        JNL/S&P
                                       JNL/S&P          Equity
                                        Equity        Aggressive
                                      Growth II        Growth II
                                     --------------   -------------
                                     Period ended     Period ended
                                     December 31,     December 31,
                                         2000             2000
                                     --------------   -------------

Proceeds from units issued           $          -     $          -
Value of units redeemed                         -                -
Transfers between portfolios and
   between portfolios and
   general account                              -                -
                                     --------------   -------------

Total gross deposits net of
   transfers to general account                 -                -

Deductions:
Policyholder charges                            -                -
                                     --------------   -------------

Net deposits from policyholders      $          -     $          -
                                     ==============   =============

                         Jackson National Life Insurance
                               Company of New York



                               [GRAPHIC OMITTED]














                              Financial Statements


                                December 31, 2000

                          INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Stockholder of Jackson National Life Insurance Company of New York


We have audited the accompanying balance sheet of Jackson National Life Insurance Company of New York as of December 31, 2000 and 1999 and the related statements of income, stockholder's equity and comprehensive income, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The accompanying statements of income, stockholder's equity and comprehensive income, and cash flows of Jackson National Life Insurance Company of New York as of December 31, 1998, were audited by other auditors whose report thereon dated February 19, 1999, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2000 and 1999, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.








February 2, 2001

               Jackson National Life Insurance Company of New York
     (a wholly owned subsidiary of Jackson National Life Insurance Company)
                              Financial Statements


Balance Sheet


                                                                                        December 31,
Assets                                                                           2000                 1999
                                                                          -------------------   ------------------
   Investments:
     Cash and short-term investments                                          $ 27,636,100         $ 14,643,874
     Fixed maturities, available for sale, at market value (amortized
         cost: 2000, $190,256,603; 1999, $68,805,183)                          194,254,921           67,908,242
                                                                          -------------------   ------------------
         Total investments                                                     221,891,021           82,552,116

   Accrued investment income                                                     3,599,336            1,149,063
   Deferred acquisition costs                                                   22,895,570           10,508,000
   Furniture and equipment                                                         179,354              233,998
   State tax recoverable                                                                 -               45,000
   Receivable from parent                                                           42,412                    -
   Reinsurance recoverable                                                         437,564              138,176
   Other assets                                                                    575,482              155,539
   Variable annuity assets                                                     140,119,281           77,023,997
                                                                          -------------------   ------------------

         Total assets                                                         $389,740,020         $171,805,889
                                                                          ===================   ==================


Liabilities and Stockholder's Equity
     Liabilities
     Policy reserves and liabilities
          Reserves for future policy benefits                                  $   407,716           $  121,256
          Deposits on investment contracts                                     192,876,460           75,110,492
     General expenses payable                                                      233,891              125,238
     Payable to parent                                                                   -            1,098,264
     Securities lending payable                                                 17,000,000                    -
     Deferred income taxes                                                       3,319,693            (509,170)
     Other liabilities                                                           3,147,490            2,301,472
     Variable annuity liabilities                                              140,119,281           77,023,997
                                                                          -------------------   ------------------

         Total liabilities                                                     357,104,531          155,271,549
                                                                          -------------------   ------------------

Stockholder's Equity
     Capital stock, $1,000 par value; 2,000 shares
         authorized, issued and outstanding                                      2,000,000            2,000,000
     Additional paid-in capital                                                 31,000,000           16,000,000
     Accumulated other comprehensive income (loss)                               1,520,927             (436,762)
     Retained earnings (deficit)                                                (1,885,438)          (1,028,898)
                                                                          -------------------   ------------------

     Total stockholder's equity                                                 32,635,489           16,534,340
                                                                          -------------------
                                                                                                ------------------

         Total liabilities and stockholder's equity                           $389,740,020         $171,805,889
                                                                          ===================   ==================

               Jackson National Life Insurance Company of New York
     (a wholly owned subsidiary of Jackson National Life Insurance Company)
                              Financial Statements

Income Statement


                                                                           Years Ended December 31,
                                                                 2000                 1999                 1998
                                                           ------------------   ------------------   ------------------
Revenues
   Premiums                                                    $   66,831           $   13,874            $   2,275

   Net investment income                                       11,357,097            1,536,382              582,397

   Net realized investment gains (losses)                        (575,659)                   -               70,414

   Fee income:
      Mortality charges                                            31,699                1,151                    -
      Expense charges                                              50,777                2,054                    -
      Surrender charges                                           198,773               62,034                    -
      Variable annuity fees                                     1,770,851              364,384                   90
                                                           ------------------   ------------------   ------------------
   Total fee income                                             2,052,100              429,623                   90

   Other income                                                   221,170              190,575                7,686
                                                           ------------------   ------------------   ------------------

      Total revenues                                            13,121,539            2,170,454              662,862
                                                           ------------------   ------------------   ------------------

Benefits and Expenses
   Death benefits                                                   50,000                    -                    -
   Interest credited on deposit liabilities                     10,260,176            1,261,745               14,059
   Increase (decrease) in reserves, net of
        reinsurance recoverables                                  (41,974)               11,379                  747
   Other policyholder benefits                                       6,299                  290                    -
   Commissions                                                  15,538,783            9,226,887               52,601
   General and administrative expenses                           2,274,318            2,967,040            1,534,101
   Taxes, licenses and fees                                        622,677              193,918             (31,137)
   Deferral of policy acquisition costs                       (17,134,000)         (10,372,000)            (110,000)
   Amortization of acquisition costs:
     Attributable to operations                                  3,035,698              196,000             (18,124)
     Attributable to net realized investment
        gains (losses)                                           (172,698)                    -               21,124
                                                           ------------------   ------------------   ------------------

     Total benefits and expenses                                14,439,279            3,485,259            1,463,371
                                                           ------------------   ------------------   ------------------

     Pretax loss                                               (1,317,740)          (1,314,805)            (800,509)

   Income tax benefit                                            (461,200)            (460,200)            (280,200)
                                                           ------------------   ------------------
                                                                                                     ------------------

      Net loss                                                $  (856,540)         $  (854,605)         $  (520,309)
                                                           ==================   ==================   ==================


              See accompanying notes to the financial statements.

               Jackson National Life Insurance Company of New York
     (a wholly owned subsidiary of Jackson National Life Insurance Company)
                              Financial Statements


Statement of Stockholder's Equity and Comprehensive Income




                                                                              Years Ended December 31,
                                                                   2000                 1999                1998
                                                              -----------------   ------------------  -------------------

Capital  stock
Beginning and end of year                                        $ 2,000,000         $  2,000,000         $  2,000,000
                                                              -----------------   ------------------  -------------------

Additional paid-in capital
Beginning of year                                                 16,000,000            6,000,000            6,000,000
   Capital contribution                                           15,000,000           10,000,000                    -
                                                              -----------------
                                                                                  ------------------  -------------------
End of year                                                       31,000,000           16,000,000            6,000,000
                                                              -----------------   ------------------  -------------------

Accumulated other comprehensive income (loss)
Beginning of year                                                  (436,762)                9,502               65,881
   Net unrealized gain (loss) on investments,
     net of tax of $1,054,185 in 2000, $(240,296) in 1999,
      and $(30,357) in 1998                                        1,957,689            (446,264)             (56,379)
                                                              -----------------   ------------------  -------------------
End of year                                                        1,520,927            (436,762)                9,502
                                                              -----------------   ------------------  -------------------

Retained earnings (deficit)
Beginning of year                                                (1,028,898)            (174,293)              346,016
   Net loss                                                        (856,540)            (854,605)            (520,309)
                                                              -----------------
                                                                                  ------------------  -------------------
End of year                                                      (1,885,438)          (1,028,898)            (174,293)
                                                              -----------------   ------------------  -------------------

Total stockholder's equity                                       $32,635,489         $ 16,534,340         $  7,835,209
                                                              =================   ==================  ===================



                                                                             Years Ended December 31,
                                                                   2000                 1999                1998
                                                             ------------------   ------------------  -------------------
Comprehensive Income (loss)
Net loss                                                         $  (856,540)         $  (854,605)         $  (520,309)
   Net unrealized holding gains (losses) arising during
     the period, net of tax of $993,512 in 2000,
      $(240,296) in 1999, and $(12,076) in 1998                     1,845,010            (446,264)             (22,429)
   Reclassification adjustment for gains (losses) included
      in net income, net of tax of $60,673 in 2000 and
      $(18,281) in 1998                                               112,679                    -             (33,950)
                                                             ------------------   ------------------  -------------------

Comprehensive income (loss)                                      $  1,101,149        $ (1,300,869)         $  (576,688)
                                                             ==================   ==================  ===================


              See accompanying notes to the financial statements.

               Jackson National Life Insurance Company of New York
     (a wholly owned subsidiary of Jackson National Life Insurance Company)
                              Financial Statements


Statement of Cash Flows



                                                                              Years Ended December 31,
                                                                  2000                 1999                  1998
                                                            ------------------   -------------------   -------------------
Cash flows from operating activities:
      Net loss                                                 $  (856,540)          $  (854,605)          $  (520,309)
      Adjustments to reconcile net loss to net cash
        provided by (used in) operating activities:
             Net realized investment (gains) losses                 575,659                    -               (70,414)
             Interest credited on deposit liabilities            10,260,176             1,261,745                14,059
             Amortization of (discount) and premium
               on investments                                     (355,203)              (25,921)                 2,374
             Other charges                                        (281,249)              (65,239)                    -
             Change in:
               Deferred income taxes                              2,774,800             (160,200)             (113,791)
               Accrued investment income                        (2,450,273)           (1,071,128)               (8,944)
               Deferred acquisition costs                      (14,271,000)          (10,176,000)             (107,000)
               Federal income taxes recoverable                           -              174,802              (166,409)
               Other assets and liabilities, net                 16,305,047            3,248,314              (242,520)
                                                            ------------------   -------------------   -------------------
      Net cash provided by (used in) operating activities        11,701,417           (7,668,232)           (1,212,954)
                                                            ------------------   -------------------   -------------------

Cash flows from investing activities:
      Sales and maturities of:
             Fixed maturities available for sale                 24,203,072             1,642,676             7,302,300
      Purchases of:
             Fixed maturities available for sale              (145,874,948)          (64,458,803)           (4,954,688)
                                                            ------------------   -------------------   -------------------
      Net cash (used in) provided by investing activities     (121,671,876)          (62,816,127)             2,347,612
                                                            ------------------   -------------------   -------------------

Cash  flows from financing activities: Policyholder's account balances:
             Deposits                                           211,361,440           137,196,675               802,091
             Withdrawals                                       (11,539,319)           (2,476,840)               (9,811)
             Net transfers to separate accounts                (91,859,436)          (61,511,926)             (100,500)
      Capital contribution from Parent                           15,000,000            10,000,000                     -
                                                            ------------------   -------------------   -------------------
     Net cash provided by financing activities                  122,962,685            83,207,909               691,780
                                                            ------------------   -------------------   -------------------
     Net increase in cash and short-term
       investments                                               12,992,226            12,723,550             1,826,438

Cash and short-term investments, beginning of period             14,643,874             1,920,324                93,886
                                                            ------------------   -------------------   -------------------
Cash and short-term investments, end of period                 $ 27,636,100           $14,643,874           $ 1,920,324
                                                            ==================   ===================   ===================


              See accompanying notes to the financial statements.

               Jackson National Life Insurance Company of New York
                          Notes to Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------

1.   Nature of Operations

Jackson National Life Insurance Company of New York, (the "Company" or "JNL/NY") is wholly owned by Jackson National Life Insurance Company ("JNL" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL/NY is licensed to sell group and individual annuity products, including immediate and deferred annuities, guaranteed investment contracts, variable annuities, and individual life insurance products in the states of New York, Delaware and Michigan. Product sales commenced in the second quarter of 1998.

 2.  Summary of Significant Accounting Policies

     Basis of Presentation
     The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior year amounts have been reclassified to conform with the current year presentation.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

     Comprehensive Income
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/shareholders) and, in the Company's case, includes net income and net unrealized gains and losses on securities.

     Investments
     Cash and short-term investments, which primarily include commercial paper and money market instruments are carried at cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds and mortgage-backed securities. All fixed maturities are considered available for sale and are carried at fair value. Debt securities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.

     Deferred Acquisition Costs
     Certain costs of acquiring new business, principally commissions, bonus interest on certain products and certain costs associated with policy issue and underwriting which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturity securities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturity securities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $1,658,430 and increased by $225,000 at December 31, 2000 and 1999, respectively, to reflect this change.

               Jackson National Life Insurance Company of New York
                          Notes to Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------
2.       Summary of Significant Accounting Policies (continued)

     Federal Income Taxes
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     The Company files a consolidated federal income tax return with Jackson National Life Insurance Company and Brooke Life. The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

     Policy Reserves and Liabilities
     Reserves for future policy benefits:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 30% to 135% of the 1975-1980 Basic Select and Ultimate tables depending on underwriting classification and policy duration. Interest rate assumptions range from 6.0% to 8.0%. Lapse and expense assumptions are based on the Parent's experience.

     Deposits on investment contracts:
     For the company's interest-sensitive life contracts, reserves approximate the policyholder's accumulation account. For deferred and variable annuity contracts, the reserve is the policyholder's account value.

     Variable Annuity Assets and Liabilities
     The assets and liabilities resulting from individual variable annuity contracts which aggregated $140.1 million and $77.0 million at December 31, 2000 and 1999, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and included in fee income in the income statement.

     Revenue and Expense Recognition
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs.

 3.  Fair Value of Financial Instruments

     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     Cash and Short-Term Investments:
     Carrying value is considered to be a reasonable estimate of fair value.

     Fixed Maturities:
     Fair values are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

               Jackson National Life Insurance Company of New York
                          Notes to Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------

3.       Fair Value of Financial Instruments (continued)

     Variable Annuity Assets:
     Variable annuity assets are carried at the market value of the underlying securities.

     Annuity Reserves:
     Fair values for immediate annuities, without mortality features, are derived by discounting the estimated cash flows using current interest rates with similar maturities. Fair values for deferred annuities are based on surrender value. The carrying value and fair value of such annuities approximated $191.0 million and $181.2 million, respectively, at December 31, 2000 and $75.0 million and $71.4 million, respectively, at December 31, 1999.

     Variable Annuity Liabilities:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed interest rates. The fair value approximated $133.2 million and $72.5 million at December 31, 2000 and 1999, respectively.

 4.  Investments

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     Fixed Maturities
     The following table sets forth fixed maturity investments at December 31, 2000, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2000, investments rated by the Company's investment advisor totaled $1.0 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Class 4 through 6 in B and below.

                                                               Percent of Total
                  Investment Rating                                 Assets
                                                           ---------------------
                  AAA                                                3.3%
                  AA                                                 0.4
                  A                                                 13.4
                  BBB                                               30.9
                                                           ---------------------
                  Investment grade                                  48.0
                  BB                                                 1.9
                                                           ---------------------
                  Below investment grade                             1.9
                                                           ---------------------
                     Total fixed maturities                          49.9
                                                           ---------------------
                  Other assets                                      50.1
                                                           ---------------------
                      Total assets                                 100.0%
                                                           =====================

               Jackson National Life Insurance Company of New York
                          Notes to Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------

4.   Investments (continued)

     The amortized cost and estimated fair value of fixed maturities are as follows:

                                                                  Gross             Gross          Estimated
                                              Amortized        Unrealized        Unrealized          Fair
        December 31, 2000                        Cost             Gains            Losses            Value
        --------------------------------    ---------------  ----------------  ---------------- ----------------
        U.S. Treasury securities              $ 1,002,493         $   2,817          $      -      $ 1,005,310
        Public utilities                        9,281,959           280,391                 -        9,562,350
        Corporate securities                  168,404,647         4,577,098         1,124,699      171,857,046
        Mortgage-backed securities             11,567,504           262,711                 -       11,830,215
                                            ---------------  ----------------  ---------------- ----------------
        Total                                $190,256,603       $ 5,123,017       $ 1,124,699     $194,254,921
                                            ===============  ================  ================ ================



                                                                   Gross            Gross           Estimated
                                               Amortized        Unrealized        Unrealized          Fair
        December 31, 1999                        Cost              Gains            Losses            Value
        ---------------------------------   --------------   ----------------  ---------------- ----------------
        U.S. Treasury securities              $ 5,969,089          $      -        $  325,339      $ 5,643,750
        Public utilities                        3,412,842                 -            62,692        3,350,150
        Corporate securities                   52,281,180            18,291           481,250       51,818,221
        Mortgage-backed securities              7,142,072                 -            45,951        7,096,121
                                            ---------------  ----------------  ---------------- ----------------
        Total                                 $68,805,183        $   18,291        $  915,232      $67,908,242
                                            ===============  ================  ================ ================

The amortized cost and estimated fair value of fixed maturities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

                                                                            Amortized              Estimated
                                                                               Cost                Fair Value
                                                                       ---------------------  ---------------------
     Due in 1 year or less                                                   $   1,002,493          $   1,005,310
     Due after 1 year through 5 years                                          103,898,017            105,584,489
     Due after 5 years through 10 years                                         73,788,589             75,834,907
     Mortgage-backed securities                                                 11,567,504             11,830,215
                                                                       ---------------------  ---------------------
        Total                                                               $  190,256,603         $  194,254,921
                                                                       =====================  =====================


     Acquisition discounts and premiums on mortgage-backed securities are amortized over the estimated redemption period using the effective interest method. Effective yields, which are used to calculate amortization, are adjusted periodically to reflect payments to date and anticipated future payments. Resulting adjustments to carrying values are included in investment income.

     Fixed maturities with a carrying value of $804,240 and $500,000 were on deposit with the State of New York at December 31, 2000 and 1999, respectively, as required by state insurance law.

     Securities Lending
     The Company entered into a securities lending agreement in 2000 with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2000, the estimated fair value of loaned securities was $16.6 million. The agreement requires a minimum of 102 percent of the fair value of the loaned securities as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $17.0 million at December 31, 2000 was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

               Jackson National Life Insurance Company of New York
                          Notes to Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------

5.   Investment Income and Realized Gains and Losses

     All investment income for 2000, 1999 and 1998 related to interest income on short-term investments and fixed maturity securities. Investment expenses totaled $58,391, $36,915, and $15,338 in 2000, 1999 and 1998, respectively.
     Net realized investment losses in 2000 totaled $575,659. No realized investment gains or losses were recognized in 1999. There were $70,414 in realized investment gains in 1998.

6.   Reinsurance

     The Company cedes reinsurance to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $100,000. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums and other considerations is as follows:

                                           Year ended December 31,
                                          2000                 1999
    Direct Premiums                       $  467,229           $  216,094
    Ceded                                    400,398              202,220
                                    ----------------     ----------------
          Net premiums                    $   66,831            $  13,874
                                    ================     ================

     Components of the reinsurance recoverable asset are as follows:

                                                December 31,
                                         2000                 1999
                                    ----------------     ----------------
     Ceded reserves                       $  425,265           $  109,130
     Ceded - other                            12,299               29,046
                                    ----------------     ----------------
            Total                        $  437,564           $  138,176
                                    ================     ================

7.   Federal Income Taxes

     The components of the provision for federal income taxes are as follows:

                                                                          Year ended December 31,
                                                               2000                 1999                1998
                                                         -----------------    -----------------    ----------------

     Current tax benefit                                      $(3,236,000)          $ (300,000)         $ (166,409)
     Deferred tax expense (benefit)                              2,774,800            (160,200)           (113,791)
                                                         -----------------    -----------------    ----------------

     Provision for income taxes                               $ (461,200)          $ (460,200)         $ (280,200)
                                                         =================    =================    ================

     The provisions for 2000, 1999 and 1998 differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% by the effect of rounding.

     Federal income taxes of $1,718,428 and $474,802 were recovered from JNL in 2000 and 1999, respectively. There were no federal income taxes paid in 1998.

               Jackson National Life Insurance Company of New York
                          Notes to Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------

  7. Federal Income Taxes (continued)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows:

                                                                                           December 31,
                                                                                     2000                1999
                                                                                ----------------    ----------------
         Gross deferred tax asset
         Policy reserves and other insurance items                                  $5,222,643         $ 3,353,556
         Net unrealized losses on available for sale securities                              -             313,950
         Other, net                                                                          -              11,143
                                                                                ----------------    ----------------
         Total deferred tax asset                                                    5,222,643           3,678,649
                                                                                ----------------    ----------------

         Gross deferred tax liability
         Deferred acquisition costs                                                (6,749,893)         (3,169,479)
         Net unrealized gains on available for sale securities                     (1,399,300)                   -
         Other, net                                                                  (393,143)                   -
                                                                                ----------------    ----------------
         Total deferred tax liability                                              (8,542,336)         (3,169,479)
                                                                                ----------------    ----------------

         Net deferred tax asset (liability)                                       $ (3,319,693)         $ 509,170
                                                                                ================    ================

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

8.   Contingencies

     The Company is involved in no litigation that would have a material adverse affect on the Company's financial condition or results of operations.

9.   Stockholder's Equity

     The declaration of dividends which can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to JNL in 2000, 1999 or 1998.

     Statutory capital and surplus of the Company was $20,456,868 and $12,182,135 at December 31, 2000 and 1999, respectively. Statutory net loss of the Company was $5,995,914, $5,061,575 and $599,045 in 2000, 1999 and
     1998, respectively.

     For life insurance companies, regulatory risk-based capital rules require a specified level of capital depending on the types and quality of
     investments   held,  the  types  of  business  written  and  the  types  of liabilities maintained. Depending on the ratio of an insurer's adjusted surplus to its risk-based capital, the insurer could be subject to various regulatory actions ranging from increased scrutiny to conservatorship. JNL/NY has risk-based capital ratios for 2000 and 1999 that are significantly above the regulatory action levels.

     Effective January 1, 2001, the NAIC's Accounting Practices and Procedures manual, which reflects the codification of Statutory Accounting Principles, will be the primary guidance on statutory accounting. The Company is in the process of estimating the potential effect of the revised guidance and does not believe it to be material.

               Jackson National Life Insurance Company of New York
                          Notes to Financial Statements
                                December 31, 2000

--------------------------------------------------------------------------------


10.  Lease Obligation

     The Company is party to a cancelable operating lease agreement under which it occupies office space. Rent expense totaled $109,610, $108,480 and $108,480 in 2000, 1999 and 1998, respectively. The future lease obligations at December 31, 2000 relating to this lease are as follows:

                   2001                    $ 111,192
                   2002                      112,096
                   2003                      116,616
                   2004                      117,520
                   Thereafter                345,780
                                         ------------
                   Total                   $ 803,204
                                         ============

11.  Related Party Transactions

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $56,558 and $10,450 to PPM for investment advisory services during 2000 and 1999, respectively.

The Company has a service agreement with its parent, JNL, under which JNL provides certain administrative services. Administrative fees were $801,145 and $450,536 during 2000 and 1999, respectively.

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)   Financial Statements:

         (1) Financial statements and schedules included in Part A:

              None

         (2) Financial statements and schedules included in Part B:

              Jackson National Life Insurance Company of New York

Report of Independent Accountants at December 31, 2000
                  Balance Sheet for the years  ended  December  31, 2000 and
                    1999
                  Income Statement for the years ended December 31, 2000, 1999 and 1998
                  Statement of Stockholder's Equity and Comprehensive Income for
                    the years ended December 31, 2000,  1999 and 1998
                  Statement of Cash Flows for the years ended  December  31,
                    2000,  1999 and 1998
                  Notes to Financial Statements

Item 24.(b)  Exhibits

         Exhibit
         No.               Description

         1.                Resolution   of   Depositor's   Board  of   Directors
                           authorizing the establishment of the Registrant, incorporated by reference to Registrant's Form N-4 electronically filed on September 10, 1999.

         2.                Not Applicable

         3. Form of General Distributor Agreement, incorporated by reference to Registrant's Form N-4 electronically filed on September 10, 1999.

         4.a. Form of the Perspective Advisors Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 electronically filed on December 21, 1999.

         4.b. Form of the Perspective Advisors Fixed and Variable Annuity Contract (Unisex Tables), incorporated by reference to Registrant's Pre-Effective Amendment No. 1 electronically filed on December 21, 1999.

         4.c. Form of the Perspective Advisors Fixed and Variable Annuity Contract (Revised Death Benefit), attached hereto.

         5. Form of the Perspective Advisors Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 electronically filed on December 21, 1999.

         6.a. Declaration and Charter of Depositor, incorporated by reference to Registrant's Form N-4 electronically filed on September 10, 1999.

           b.              Bylaws of  Depositor,  incorporated  by  reference to
                           Registrant's   Form  N-4   electronically   filed  on
                           September 10, 1999.

         7.                Not Applicable

         8.                Not Applicable

         9.                Opinion and consent of counsel, attached hereto.

         10.               Consent of independent auditors (KPMG),
                           attached hereto.

         11.               Not Applicable

         12.               Not Applicable

         13.               Not Applicable

         14.               Not Applicable

         15.               Power of Attorney

Item 25.  Directors and Officers of the Depositor

         Name and Principal                Positions and Offices
         Business Address                  with Depositor

         Donald B. Henderson, Jr.           Director
         4A Rivermere Apartments
         Bronxville, NY  10708

         Henry J. Jacoby                    Director
         305 Riverside Drive
         New York, NY  10025

         David L. Porteous                  Director
         20434 Crestview Drive
         Reed City, MI  49777

         Donald T. DeCarlo                  Director
         200 Manor Road
         Douglaston, New York 11363

         Jim Golembiewski                   Vice President, Senior Counsel
         1 Corporate Way                    Assistant Secretar and Director
         Lansing, MI  48951

         Jay A. Elliott                     Senior Vice President -
         10710 Midlothian Turnpike          Divisional Director
         Suite 301                          and Director
         Richmond, VA 23235

         Andrew B. Hopping                  Executive Vice President,
         1 Corporate Way                    Chief Financial Officer,
         Lansing, MI 48951                  Director and Chairman of the Board

         Thomas J. Meyer                    Senior Vice President,
         1 Corporate Way                    Secretary, General Counsel &
         Lansing, MI 48951                  Director

         Andrew Olear II                    Director
         2900 Westchester Avenue
         Suite 305
         Purchase, NY 10577

         Robert P. Saltzman                 President, Chief Executive
         1 Corporate Way                    Officer
         Lansing, MI 48951

         Clark P. Manning                   Chief Operating Officer
         1 Corporate Way
         Lansing, MI 48951

         Richard Ash                        Appointed Actuary and
         1 Corporate Way                    Vice President - Actuarial
         Lansing, MI 48951

         Steven Banis                       Senior Vice President -
         1 Corporate Way                    Corporate Communications
         Lansing, MI 48951

         Alan C. Hahn                       Senior Vice President -
         1 Corporate Way                    Marketing
         Lansing, MI 48951

         Brion Johnson                      Senior Vice President -
         1 Corporate Way                    Financial Operations & Treasurer
         Lansing, MI 48951

         J. George Napoles                  Senior Vice President &
         1 Corporate Way                    Chief Information Officer
         Lansing, MI 48951

         Scott L. Stoltz                    Senior Vice President -
         1 Corporate Way                    Administration
         Lansing, MI 48951

         Brad Powell                        President IMG
         1 Corporate Way
         Lansing, MI 48951

         John B. Banez                      Vice President - Systems and
         1 Corporate Way                    Programming
         Lansing, MI 48951

         Barry L. Bulakites                 Vice President - Resource
         1 Corporate Way                    Development
         Lansing, MI 48951

         Marianne Clone                     Vice President - Customer Service
         1 Corporate Way
         Lansing, MI 48951

         Gerald W. Decius                   Vice President - Systems Model
         1 Corporate Way                    Office
         Lansing, MI 48951

         Lisa C. Drake                      Vice President &
         1 Corporate Way                    Actuary
         Lansing, MI 48951

         Joseph D. Emanuel                  Vice President, Associate
         1 Corporate Way                    General Counsel and Assistant
         Lansing, MI 48951                  Secretary

         Robert A. Fritts                   Vice President & Controller -
         1 Corporate Way                    Financial Operations
         Lansing, MI 48951

         James Garrison                     Vice President - Tax
         1 Corporate Way
         Lansing, MI 48951

         Rhonda K. Grant                    Vice President - Government
         1 Corporate Way                    Relations
         Lansing, MI 48951

         Steve Hrapkiewisicz                Vice President - Human
         1 Corporate Way                    Resources
         Lansing, MI  48951

         Cheryl Johns                       Vice President - Life Division
         1 Corporate Way
         Lansing, MI 48951

         Timo P. Kokko                      Vice President - Support
         1 Corporate Way                    Services
         Lansing, MI 48951

         Everett W. Kunzelman               Vice President - Underwriting
         1 Corporate Way
         Lansing, MI 48951

         Keith R. Moore                     Vice President - Technology
         1 Corporate Way
         Lansing, MI 48951

         P. Chad Myers                      Vice President - Asset
         1 Corporate Way                    Liability Management
         Lansing, MI 48951

         Mark D. Nerud                      Vice President - Financial
         225 West Wacker Drive              Reporting
         Suite 1200
         Chicago, IL  60606

         John O. Norton                     Vice President - Actuary
         1 Corporate Way
         Lansing, MI 48951

         James B. Quinn                     Vice President - Broker
         1 Corporate Way                    Management
         Lansing, MI 48951

         Robert M. Tucker                   Vice President - Technical
         1 Corporate Way                    Support
         Lansing, MI 48951

         Connie J. Van Doorn                Vice President - Variable
         8055 E. Tufts Avenue               Annuity Administration
         Suite 200
         Denver, CO 80237

Item 26.  Persons Controlled by or Under Common Control with the
          Depositor or Registrant.

                  State of          Control/
Company           Organization      Ownership         Principal Business

Anoka Realty      Delaware          100% Jackson      Realty
                                                      National Life
                                    Insurance
                                    Company

Brooke            Delaware          100%              Holding Company
Holdings, Inc.                      Holborn           Activities
                                    Delaware
                                    Partnership

Brooke            Delaware          100% Brooke       Holding Company
Finance                             Holdings, Inc.    Activities
Corporation

Brooke Life       Michigan          100% Brooke       Life Insurance
Insurance                           Holdings, Inc.
Company

Carolina          North             96.65% Jackson    Manufacturing
Steel             Carolina          National Life     Company
                                    Insurance
                                    Company

Cherrydale        Delaware          96.4% Jackson     Candy
Farms, Inc.                         National Life
                                    Insurance
                                    Company

Cherrydale        Delaware          72.5% Jackson     Holding Company
Holdings, Inc.                      National Life     Activities
                                    Insurance
                                    Company

Chrissy           Delaware          100% Jackson      Advertising Agency
Corporation                         National Life
                                    Insurance
                                    Company

First Federal     California        100% Jackson      Marketing Agency
Service                             Federal
Corporation                         Savings Bank

Holborn           Delaware          80% Prudential    Holding Company
Delaware                            One Limited,      Activities
Partnership                         10% Prudential
                                    Two Limited,
                                    10% Prudential
                                    Three Limited

IFC Holdings,     Delaware          99% National      Broker/Dealer
Inc.                                Planning Holdings
                                    Inc.

Investment        Delaware          100% IFC          Broker/Dealer
Centers of                          Holdings, Inc.
America

IPM Products      Delaware          93% Jackson       Auto Parts
Group                               National Life
                                    Insurance Company

Jackson           USA               100% JNL          Savings & Loan
Federal                             Thrift Holdings,
Savings Bank                        Inc.

Jackson           Michigan          100% Jackson      Investment Adviser,
National                            National Life     and Transfer Agent
Asset                               Insurance
Management, LLC                     Company

Jackson           Delaware          100% Jackson      Advertising/
National                            National Life     Marketing
Life                                Insurance         Corporation and
Distributors,                       Company           Broker/Dealer
Inc.

Jackson           Michigan          100% Brooke       Life Insurance
National                            Life
Life Insurance                      Insurance
Company                             Company

JNL Investors     Massachusetts     Common Law        Investment Company
Series Trust                        Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of New
                                    York

JNL Series        Massachusetts     Common Law        Investment Company
Trust                               Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of New
                                    York

JNL Thrift        Michigan          100% Jackson      Holding Company
Holdings, Inc.                      National Life
                                    Insurance Company

JNL Variable      Delaware          100% Jackson      Investment Company
Fund LLC                            National
                                    Separate
                                    Account - I

JNL Variable      Delaware          100% Jackson      Investment Company
Fund III LLC                        National
                                    Separate
                                    Account III

JNL Variable      Delaware          100% Jackson      Investment Company
Fund IV LLC                         National
                                    Separate
                                    Account IV

JNL Variable      Delaware          100% Jackson      Investment Company
Fund V LLC                          National
                                    Separate
                                    Account V

JNLNY Variable    Delaware          100% JNLNY        Investment Company
Fund I LLC                          Separate
                                    Account I

LePages,          Delaware          100% Jackson      Adhesives
Inc.                                National Life
                                    Insurance
                                    Company

LePages           Delaware          100% Jackson      Adhesives
Management                          National Life
Co., LLC                            Insurance
                                    Company

National          Delaware          100% National     Broker/Dealer
Planning                            Planning          and Investment
Corporation                         Holdings, Inc.    Adviser

National          Delaware          100% Brooke       Holding Company
Planning                            Holdings, Inc.    Activities
Holdings, Inc.

PPM Holdings,     Delaware          100% Holborn      Holding Company
Inc.                                Delaware          Activities
                                    Partnership

PPM Special                         80% Jackson
Investment                          National Life
Fund                                Insurance Company

Prudential        United            100%              Holding Company
Corporation       Kingdom           Prudential
Holdings                            Corporation
Limited                             PLC

Prudential        United            Publicly          Financial
Corporation       Kingdom           Traded            Institution
PLC

Prudential        England and       100%              Holding
One Limited       Wales             Prudential        Company
                                    Corporation       Activities
                                    Holdings
                                    Limited

Prudential        England and       100%              Holding
Two Limited       Wales             Prudential        Company
                                    Corporation       Activities
                                    Holdings
                                    Limited

Prudential        England and       100%              Holding
Three Limited     Wales             Prudential        Company
                                    Corporation       Activities
                                    Holdings
                                    Limited

SII               Wisconsin         100%              Broker/Dealer
Investments,                        National
Inc.                                Planning
                                    Holdings, Inc.

Trust Centers     North Dakota      100% IFC          Trust Company
of America                          Holdings, Inc.

Item 27. Number of Contract Owners as of April 6, 2001.

                  Qualified - 2
                  Non-qualified - 16

Item 28.  Indemnification

         Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

         (a)  Jackson   National  Life   Distributors,   Inc.  acts  as  general
distributor for the JNLNY Separate Account II. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account V and the JNLNY Separate Account I.

         (b) Directors and Officers of Jackson National Life Distributors, Inc.:

         Name and                           Positions and Offices
         Business Address                   with Underwriter

         Robert P. Saltzman                 Director
         1 Corporate Way
         Lansing, MI  48951

         Andrew B. Hopping                  Director, Vice President, Treasurer
         1 Corporate Way                    and Chief Financial Officer
         Lansing, MI  48951

         Michael A. Wells                   Director, President and
         401 Wilshire Blvd.                 Chief Executive Officer
         Suite 1200
         Santa Monica, CA 90401

         Mark D. Nerud                      Chief Operating Officer,
         225 West Wacker Drive              Vice President and Assistant
         Suite 1200                         Treasurer
         Chicago, IL 60606

         Willard Barrett                    Senior Vice President -
         3500 S. Blvd., Ste. 18B            Divisional Director West
         Edmond, OK 73013

         Jay A. Elliott                     Senior Vice President -
         10710 Midlothian Turnpike          Division Director Northeast
         Suite 301
         Richmond, VA 23235

         Douglas K. Kinder                  Senior Vice President -
         1018 W. St. Maartens Dr.           Divisional Director Midwest
         St. Joseph, MO 64506

         Scott W. Richardson                Senior Vice President -
         900 Circle 75 Parkway              Divisional Director Southeast
         Suite 1750
         Atlanta, GA 30339

         Steven R. Banis                    Senior Vice President -
         401 Wilshire Blvd.                 Corporate Communications
         Suite 1200
         Santa Monica, CA  90401

         Gregory B. Salsbury                Senior Vice President -
         401 Wilshire Blvd.                 Resource Development
         Suite 1200
         Santa Monica, CA 90401

         Christine A. Pierce-Tucker         Senior Vice President -
         401 Wilshire Boulevard             Variable Products
         Suite 1200
         Santa Monica, CA 90401

         Pam Aurbach                        Vice President - Index Products
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Sean P. Blowers                    Vice President - Thrift
         401 Wilshire Boulevard             Products
         Suite 1200
         Santa Monica, CA 90401

         Barry L. Bulakites                 Vice President - Western Regional
         401 Wilshire Blvd.                 Development
         Suite 1200
         Santa Monica, CA 90401

         Tori Bullen                        Vice President - Institutional
         401 Wilshire Boulevard             Marketing Group
         Suite 1200
         Santa Monica, CA 90401

         Scott Coomes                       Vice President - Life Products
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Bill Ditt                          Vice President - Fixed Products
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Stephanee Maxwell                  Vice President - Marketing
         401 Wilshire Boulevard             Communications (Registered Products)
         Suite 1200
         Santa Monica, CA 90401

         Michael McGlothlin                 Vice President
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Stephen J. Pilger                  Vice President - Key Accounts
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         Bradley J. Powell                  Vice President - Institutional
         1 Corporate Way                    Marketing Group
         Lansing, Michigan 48951

         Phil Wright                        Vice President - Marketing
         401 Wilshire Boulevard             Communications (Guaranteed Products)
         Suite 1200
         Santa Monica, CA 90401

         Scott Yessner                      Vice President - Business Solutions
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401


         (c)

                 New Under-     Compensation
                 writing        on
Name of          Discounts      Redemption
Principal        and            or Annuiti-     Brokerage
Underwriter      Commissions    zation          Commissions     Compensation

Jackson
National
Life             Not            Not             Not             Not
Distributors,    Applicable     Applicable      Applicable      Applicable
Inc.

Item 30. Location of Accounts and Records

                  Jackson National Life Insurance Company of New York 2900 Westchester Avenue
                  Purchase, New York  10577

                  Jackson National Life Insurance Company of New York Annuity Service Center
                  8055 East Tufts Ave., Second Floor
                  Denver, Colorado  80237

                  Jackson National Life Insurance Company of New York Institutional Marketing Group Service Center
                  1 Corporate Way
                  Lansing, Michigan  48951

                  Jackson National Life Insurance Company of New York 225 West Wacker Drive, Suite 1200
                  Chicago, IL  60606

Item 31. Management Services

                  Not Applicable

Item 32. Undertakings and Representations

                  (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 moths old for so long as payments under the variable annuity contracts may be accepted.

                  (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
(2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

                  (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                  (d) Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

                  (e) The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-effective Amendment No. 2 to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 16th day of April 2001.

                  JNLNY Separate Account II
                  --------------------------------------------------------------
                  (Registrant)

                  By:  Jackson National Life Insurance Company of New
                           York

                  By:    /s/  Thomas J. Meyer
                         -------------------------------------------------------
                           Thomas J. Meyer
                           Vice President, General Counsel and Director

                  Jackson National Life Insurance Company of New York
                  --------------------------------------------------------------
                  (Depositor)

                  By:    /s/  Thomas J. Meyer
                         -------------------------------------------------------
                           Thomas J. Meyer
                           Vice President, General Counsel and Director

         As required by the Securities Act of 1933, this Post-effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/  Andrew B. Hopping by Thomas J. Meyer *                   April 16, 2001
-----------------------------------------------------         ---------------
Andrew B. Hopping, Executive Vice President,                  Date
Chief Financial Officer and Director

/s/ Andrew Olear II by Thomas J. Meyer*                       April 16, 2001
-----------------------------------------------------         ---------------
Andrew Olear II, Director                                     Date

/s/  Jay A. Elliott by Thomas J. Meyer *                      April 16, 2001
-----------------------------------------------------         ---------------
Jay A. Elliott, Senior Vice President                         Date
and Director

/s/  Jim Golembiewski by Thomas J. Meyer *                    April 16, 2001
-----------------------------------------------------         ---------------
Jim Golembiewski, Vice President, Senior Counsel,             Date
Assistant Secretary and Director

/s/  Thomas J. Meyer                                          April 16, 2001
-----------------------------------------------------         ---------------
Thomas J. Meyer, Senior Vice President,                       Date
General Counsel, Secretary and Director

/s/  Donald B. Henderson by Thomas J. Meyer *                 April 16, 2001
-----------------------------------------------------         ---------------
Donald B. Henderson, Director                                 Date

/s/ Henry J. Jacoby by Thomas J. Meyer *                      April 16, 2001
-----------------------------------------------------         ---------------
Henry J. Jacoby, Director                                     Date

/s/  David C. Porteous by Thomas J. Meyer *                   April 16, 2001
-----------------------------------------------------         ---------------
David C. Porteous, Director                                   Date

/s/  Thomas J. Meyer                                          April 16, 2001
-----------------------------------------------------         ---------------
* Thomas J. Meyer, Attorney In Fact                           Date

                                  EXHIBIT LIST

Exhibit
Number            Description
------            -----------
   4.             Form of the  Perspective  Advisors Fixed and Variable
                  Annuity  Contract, attached hereto as EX-99.B4-c.

   9.             Opinion and Consent of Counsel, attached hereto as EX-99.B-9.

   10. Consents of Independent Accountants (KPMG, LLP), attached hereto as EX-99.B-10.a.

   15.            Power of Attorney, attached hereto as EX-99.B-15.